UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2024 – September 30, 2024
ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Semi-Annual Shareholder Report - September 30, 2024

Tributary Balanced Fund

FOBAX

:  Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.94%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	23.62%	9.55%	8.15%
Russell 3000 Index	35.19%	15.26%	12.83%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	9.45%	1.26%	1.96%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	24.43%	9.83%	8.65%

Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$84,764,683
# of Portfolio Holdings	211
Portfolio Turnover Rate	10%
Investment Advisory Fees (Net of fees waived)	$449,227

Sector Weightings

(% total investments)

Value	Value
Information Technology	20.4%
Government Securities	13.4%
Financials	12.6%
Consumer Discretionary	8.2%
Industrials	7.7%
Health Care	7.1%
Asset Backed Securities	6.3%
Communication Services	6.1%
Consumer Staples	3.8%
Non-Agency Commercial Mortgage Backed Securities	2.8%
Short-Term Investments	2.6%
Energy	2.4%
Materials	1.8%
Real Estate	1.7%
Utilities	1.6%
Non-Agency Residential Mortgage Backed Securities	1.0%
U.S. Government Mortgage Backed Securities	0.5%

Top Ten Holdings

(% of net assets)

Apple, Inc.	4.58%
Microsoft Corp.	4.37%
NVIDIA Corp.	4.05%
U.S. Treasury Note/Bond	3.83%
U.S. Treasury Note/Bond	3.65%
U.S. Treasury Note	2.68%
Alphabet, Inc., Class C	2.52%
Amazon.com, Inc.	2.40%
Meta Platforms, Inc., Class A	1.87%

* excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2024

TFS-FOBAX-24

Semi-Annual Shareholder Report - September 30, 2024

Tributary Balanced Fund

FOBPX

:  Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Balanced Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$40	0.76%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	23.83%	9.74%	8.35%
Russell 3000 Index	35.19%	15.26%	12.83%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	9.45%	1.26%	1.96%
Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)	24.43%	9.83%	8.65%

Effective August 29, 2024, the Fund changed its primary benchmark index from the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) to the Russell 3000® Index due to regulatory requirements. The Fund retained the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) as a secondary benchmark index because the Composite Index (60% Russell 3000® Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index) more closely reflects the market sectors in which the Fund invests.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$84,764,683
# of Portfolio Holdings	211
Portfolio Turnover Rate	10%
Investment Advisory Fees (Net of fees waived)	$449,227

Sector Weightings

(% total investments)

Value	Value
Information Technology	20.4%
Government Securities	13.4%
Financials	12.6%
Consumer Discretionary	8.2%
Industrials	7.7%
Health Care	7.1%
Asset Backed Securities	6.3%
Communication Services	6.1%
Consumer Staples	3.8%
Non-Agency Commercial Mortgage Backed Securities	2.8%
Short-Term Investments	2.6%
Energy	2.4%
Materials	1.8%
Real Estate	1.7%
Utilities	1.6%
Non-Agency Residential Mortgage Backed Securities	1.0%
U.S. Government Mortgage Backed Securities	0.5%

Top Ten Holdings

(% of net assets)

Apple, Inc.	4.58%
Microsoft Corp.	4.37%
NVIDIA Corp.	4.05%
U.S. Treasury Note/Bond	3.83%
U.S. Treasury Note/Bond	3.65%
U.S. Treasury Note	2.68%
Alphabet, Inc., Class C	2.52%
Amazon.com, Inc.	2.40%
Meta Platforms, Inc., Class A	1.87%

* excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2024

TFS-FOBPX-24

Semi-Annual Shareholder Report - September 30, 2024

Tributary Income Fund

FOINX

:  Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.61%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	11.96%	0.34%	1.87%
Bloomberg Barclays U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$175,004,121
# of Portfolio Holdings	201
Portfolio Turnover Rate	8%
Investment Advisory Fees (Net of fees waived)	$819,318

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	29.5%
Corporate Bonds	26.5%
U.S. Treasury Securities	23.9%
Asset Backed Securities	7.5%
Non-Agency Residential Mortgage Backed Securities	7.5%
Non-Agency Commercial Mortgage Backed Securities	3.7%
Municipals	0.8%
Short-Term Investments	0.6%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	8.35%
U.S. Treasury Bond	5.24%
U.S. Treasury Note/Bond	3.84%
U.S. Treasury Note/Bond	3.42%
U.S. Treasury Note/Bond	1.97%
Federal Home Loan Mortgage Corp.	1.54%
Federal National Mortgage Association	1.47%
Federal Home Loan Mortgage Corp.	1.11%
Federal National Mortgage Association	1.10%
Federal National Mortgage Association	1.10%

* excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2024

TFS-FOINX-24

Semi-Annual Shareholder Report - September 30, 2024

Tributary Income Fund

FOIPX

:  Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$25	0.49%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	12.13%	0.49%	2.02%
Bloomberg Barclays U.S. Aggregate Bond Index	11.57%	0.33%	1.84%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$175,004,121
# of Portfolio Holdings	201
Portfolio Turnover Rate	8%
Investment Advisory Fees (Net of fees waived)	$819,318

Sector Weightings

(% total investments)

Value	Value
U.S. Government Mortgage Backed Securities	29.5%
Corporate Bonds	26.5%
U.S. Treasury Securities	23.9%
Asset Backed Securities	7.5%
Non-Agency Residential Mortgage Backed Securities	7.5%
Non-Agency Commercial Mortgage Backed Securities	3.7%
Municipals	0.8%
Short-Term Investments	0.6%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note/Bond	8.35%
U.S. Treasury Bond	5.24%
U.S. Treasury Note/Bond	3.84%
U.S. Treasury Note/Bond	3.42%
U.S. Treasury Note/Bond	1.97%
Federal Home Loan Mortgage Corp.	1.54%
Federal National Mortgage Association	1.47%
Federal Home Loan Mortgage Corp.	1.11%
Federal National Mortgage Association	1.10%
Federal National Mortgage Association	1.10%

* excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2024

TFS-FOIPX-24

Semi-Annual Shareholder Report - September 30, 2024

Tributary Nebraska Tax-Free Fund

FONPX

:  Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Nebraska Tax-Free Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$23	0.45%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	8.66%	0.90%	1.80%
Bloomberg Barclays Municipal Bond Index	10.37%	1.39%	2.52%
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)	8.47%	1.46%	2.24%

Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-15 Year Municipal Blend Index to the Bloomberg Barclays Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-15 Year Municipal Blend Index as a secondary benchmark index because the Bloomberg Barclays 1-15 Year Municipal Blend Index more closely reflects the market sectors in which the Fund invests.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$54,010,440
# of Portfolio Holdings	169
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$190,689

Sector Weightings

(% total investments)

Value	Value
Municipals	96.3%
U.S. Government Mortgage Backed Securities	2.3%
Short-Term Investments	1.4%

Top Ten Holdings

(% of net assets)

Douglas County Hospital Authority No. 2	2.15%
Omaha Public Power District	1.85%
Loup River Public Power District	1.81%
Omaha School District	1.47%
Papillion-La Vista School District No. 27	1.45%
Douglas County School District No. 59	1.39%
Gretna Public Schools	1.34%
Village of Boys Town NE	1.31%
Douglas County School District No. 59	1.30%

* excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2024

TFS-FONPX-24

Semi-Annual Shareholder Report - September 30, 2024

Tributary Short-Intermediate Bond Fund

FOSIX

:  Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.65%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	7.95%	1.84%	1.86%
Bloomberg Barclays U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg Barclays 1-3 Year US Government/Credit Index	7.19%	1.70%	1.64%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index	8.10%	1.54%	1.77%

Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$222,695,353
# of Portfolio Holdings	215
Portfolio Turnover Rate	21%
Investment Advisory Fees (Net of fees waived)	$865,660

Sector Weightings

(% total investments)

Value	Value
Asset Backed Securities	30.0%
Corporate Bonds	29.4%
U.S. Treasury Securities	22.0%
Non-Agency Commercial Mortgage Backed Securities	10.7%
Non-Agency Residential Mortgage Backed Securities	4.7%
U.S. Government Mortgage Backed Securities	1.8%
Municipals	0.9%
Short-Term Investments	0.3%
Preferred Stocks	0.2%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	10.24%
U.S. Treasury Note/Bond	5.64%
U.S. Treasury Note	3.23%
U.S. Treasury Note/Bond	2.54%
DLLAD, LLC	1.08%
Wells Fargo & Co.	1.02%
Bank of America Corp.	1.02%
Morgan Stanley	1.01%
Goldman Sachs Group, Inc.	1.00%
AT&T, Inc.	1.00%

* excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2024

TFS-FOSIX-24

Semi-Annual Shareholder Report - September 30, 2024

Tributary Short-Intermediate Bond Fund

FOSPX

:  Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Short-Intermediate Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$23	0.45%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	8.28%	2.02%	2.06%
Bloomberg Barclays U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg Barclays 1-3 Year US Government/Credit Index	7.19%	1.70%	1.64%
Bloomberg Barclays U.S. Government/Credit 1-5 Year Index	8.10%	1.54%	1.77%

Effective August 29, 2024, the Fund changed its primary benchmark index from the Bloomberg Barclays 1-3 Year US Government/Credit Index to the Bloomberg Barclays U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg Barclays 1-3 Year US Government/Credit Index as a secondary benchmark index because the Bloomberg Barclays 1-3 Year US Government/Credit Index more closely reflects the market sectors in which the Fund invests.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$222,695,353
# of Portfolio Holdings	215
Portfolio Turnover Rate	21%
Investment Advisory Fees (Net of fees waived)	$865,660

Sector Weightings

(% total investments)

Value	Value
Asset Backed Securities	30.0%
Corporate Bonds	29.4%
U.S. Treasury Securities	22.0%
Non-Agency Commercial Mortgage Backed Securities	10.7%
Non-Agency Residential Mortgage Backed Securities	4.7%
U.S. Government Mortgage Backed Securities	1.8%
Municipals	0.9%
Short-Term Investments	0.3%
Preferred Stocks	0.2%

Top Ten Holdings

(% of net assets)

U.S. Treasury Note	10.24%
U.S. Treasury Note/Bond	5.64%
U.S. Treasury Note	3.23%
U.S. Treasury Note/Bond	2.54%
DLLAD, LLC	1.08%
Wells Fargo & Co.	1.02%
Bank of America Corp.	1.02%
Morgan Stanley	1.01%
Goldman Sachs Group, Inc.	1.00%
AT&T, Inc.	1.00%

* excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2024

TFS-FOSPX-24

Semi-Annual Shareholder Report - September 30, 2024

Tributary Small Company Fund

FOSCX

:  Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.17%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Class	25.68%	9.95%	9.38%
Russell 2000® Index	26.76%	9.39%	8.78%
Russell 2000® Value Index	25.88%	9.29%	8.22%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$795,269,291
# of Portfolio Holdings	61
Portfolio Turnover Rate	13%
Investment Advisory Fees (Net of fees waived)	$3,566,168

Sector Weightings

(% total investments)

Value	Value
Industrials	21.9%
Financials	17.5%
Consumer Discretionary	14.0%
Information Technology	13.4%
Health Care	10.0%
Real Estate	6.3%
Energy	5.6%
Materials	3.2%
Utilities	2.9%
Short-Term Investments	3.2%
Exchange Traded Fund	2.0%

Top Ten Holdings

(% of net assets)

Boot Barn Holdings, Inc.	2.91%
Integer Holdings Corp.	2.90%
CSW Industrials, Inc.	2.78%
ICF International, Inc.	2.46%
Patrick Industries, Inc.	2.33%
Enpro, Inc.	2.33%
Moelis & Co., Class A	2.32%
Selective Insurance Group, Inc.	2.28%
Addus HomeCare Corp.	2.20%

* excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2024

TFS-FOSCX-24

Semi-Annual Shareholder Report - September 30, 2024

Tributary Small Company Fund

FOSBX

:  Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Small Company Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$50	0.95%

Average Annual Total Returns

	One Year	Five Year	Ten Year
Institutional Plus Class	25.92%	10.20%	9.61%
Russell 2000® Index	26.76%	9.39%	8.78%
Russell 2000® Value Index	25.88%	9.29%	8.22%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$795,269,291
# of Portfolio Holdings	61
Portfolio Turnover Rate	13%
Investment Advisory Fees (Net of fees waived)	$3,566,168

Sector Weightings

(% total investments)

Value	Value
Industrials	21.9%
Financials	17.5%
Consumer Discretionary	14.0%
Information Technology	13.4%
Health Care	10.0%
Real Estate	6.3%
Energy	5.6%
Materials	3.2%
Utilities	2.9%
Short-Term Investments	3.2%
Exchange Traded Fund	2.0%

Top Ten Holdings

(% of net assets)

Boot Barn Holdings, Inc.	2.91%
Integer Holdings Corp.	2.90%
CSW Industrials, Inc.	2.78%
ICF International, Inc.	2.46%
Patrick Industries, Inc.	2.33%
Enpro, Inc.	2.33%
Moelis & Co., Class A	2.32%
Selective Insurance Group, Inc.	2.28%
Addus HomeCare Corp.	2.20%

* excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2024

TFS-FOSBX-24

Semi-Annual Shareholder Report - September 30, 2024

Tributary Small/Mid Cap Fund

FSMCX

:  Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.93%

Average Annual Total Returns

	One Year	Five Year	Since Inception 08/2/19
Institutional Class	25.78%	12.17%	12.54%
Russell 2500 Index	26.17%	10.43%	10.13%
Russell 2500 Value Index	26.59%	9.99%	10.14%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$14,492,867
# of Portfolio Holdings	57
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$111,033

Sector Weightings

(% total investments)

Value	Value
Industrials	23.4%
Financials	16.4%
Information Technology	14.4%
Consumer Discretionary	14.0%
Health Care	9.7%
Real Estate	6.3%
Energy	4.8%
Materials	3.6%
Consumer Staples	3.3%
Utilities	2.0%
Communication Services	1.2%
Short-Term Investments	0.9%

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	3.13%
Tractor Supply Co.	2.93%
Tetra Tech, Inc.	2.82%
Stifel Financial Corp.	2.82%
Ollie's Bargain Outlet Holdings, Inc.	2.50%
Revvity, Inc.	2.46%
ICF International, Inc.	2.45%
Carlisle Cos., Inc.	2.43%
Littelfuse, Inc.	2.29%
Jones Lang LaSalle, Inc.	2.20%

* excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2024

TFS-FSMCX-24

Semi-Annual Shareholder Report - September 30, 2024

Tributary Small/Mid Cap Fund

FSMBX

:  Institutional Plus Class

Fund Overview

This semi-annual shareholder report contains important information about the Tributary Small/Mid Cap Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at www.tributaryfunds.com/resources/. You can also request this information by contacting us at (800) 662-4203.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus	$46	0.90%

Average Annual Total Returns

	One Year	Five Year	Since Inception 08/1/19
Institutional Plus Class	25.84%	12.30%	12.68%
Russell 2500 Index	26.17%	10.43%	9.91%
Russell 2500 Value Index	26.59%	9.99%	9.96%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$14,492,867
# of Portfolio Holdings	57
Portfolio Turnover Rate	9%
Investment Advisory Fees (Net of fees waived)	$111,033

Sector Weightings

(% total investments)

Value	Value
Industrials	23.4%
Financials	16.4%
Information Technology	14.4%
Consumer Discretionary	14.0%
Health Care	9.7%
Real Estate	6.3%
Energy	4.8%
Materials	3.6%
Consumer Staples	3.3%
Utilities	2.0%
Communication Services	1.2%
Short-Term Investments	0.9%

Top Ten Holdings

(% of net assets)

Burlington Stores, Inc.	3.13%
Tractor Supply Co.	2.93%
Tetra Tech, Inc.	2.82%
Stifel Financial Corp.	2.82%
Ollie's Bargain Outlet Holdings, Inc.	2.50%
Revvity, Inc.	2.46%
ICF International, Inc.	2.45%
Carlisle Cos., Inc.	2.43%
Littelfuse, Inc.	2.29%
Jones Lang LaSalle, Inc.	2.20%

* excluding cash equivalents

Additional information is available by scanning the QR code or at www.tributaryfunds.com/resources/, including its:

  prospectus

  financial information

  holdings

  proxy information

Semi-Annual Shareholder Report - September 30, 2024

TFS-FSMBX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Tributary Funds
®
Semi-Annual Financials and Other Information
September 30, 2024
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member
FINRA. Northern Lights Distributors, LLC (the “Distributor”) and the Tributary Funds’ investment adviser are not afﬁliated.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Semi-Annual Financials and Other Information 2024
Table of Contents
Schedules of Portfolio Investments 4
Statements of Assets and Liabilities 26
Statements of Operations 28
Statements of Changes in Net Assets 30
Financial Highlights 32
Notes to Financial Statements 34
Additional Fund Information 42

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.
4

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 45.2%
Asset Backed Securities - 29.9%
$ 830,249 AFG ABS I, LLC, 6.30%, 09/16/30(a) $ 834,292
1,351,361 AMSR Trust, 1.63%, 07/17/37(a) 1,319,246
675,000 Auxilior Term Funding, LLC, 5.84%,
03/15/27(a) 682,214
1,404,505 Auxilior Term Funding, LLC, 6.18%,
12/15/28(a) 1,417,776
1,259,678 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(a) 1,263,424
100,000 Bankers Healthcare Group
Securitization Trust 2024-1CON,
6.49%, 04/17/35(a) 103,031
754,196 Bankers Healthcare Group
Securitization Trust 2024-1CON,
5.81%, 04/17/35(a) 771,179
1,585,000 BofA Auto Trust, 5.31%, 06/17/30(a) 1,635,448
1,500,000 Capteris Equipment Finance, LLC,
5.58%, 07/20/32(a) 1,526,477
1,295,000 CarMax Auto Owner Trust, 5.50%,
01/16/29 1,330,674
566,734 Cascade Funding Mortgage Trust,
4.00%, 10/25/68(a)(b) 561,344
670,000 CCG Receivables Trust, 4.99%,
03/15/32(a) 673,847
1,957,415 CCG Receivables Trust, 6.28%,
04/14/32(a) 1,991,875
2,064,242 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(a) 1,997,389
2,040,000 Chase Auto Owner Trust, 5.59%,
06/25/29(a) 2,125,072
300,000 Cherry Securitization Trust, 5.70%,
04/15/32(a) 299,989
1,965,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28(a) 1,993,660
600,000 CNH Equipment Trust, 5.74%,
10/15/27(c) 599,894
320,919 Commonbond Student Loan Trust,
2.55%, 05/25/41(a) 302,214
259,498 Commonbond Student Loan Trust,
3.87%, 02/25/46(a) 248,705
97,738 CoreVest American Finance, Ltd.,
1.83%, 03/15/50(a) 96,967
297,630 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 287,676
194,007 CP EF Asset Securitization II, LLC,
7.48%, 03/15/32(a) 197,198
1,900,000 Dell Equipment Finance Trust, 5.65%,
01/22/29(a) 1,920,102
2,400,000 DLLAD, LLC, 4.79%, 01/20/28(a) 2,415,577
1,335,000 DLLAD, LLC, 5.30%, 07/20/29(a) 1,371,205
Principal
Amount
Security
Description Value
$ 573,406 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(a) $ 519,267
1,324,821 First Help Financial, LLC, 5.69%,
02/15/30(a) 1,342,270
1,701,580 FirstKey Homes Trust, 1.34%,
08/17/37(a) 1,654,232
1,275,000 Foundation Finance Trust, 4.60%,
03/15/50(a) 1,277,456
1,420,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(a) 1,440,424
1,125,000 GreenSky Home Improvement Trust,
5.67%, 06/25/59(a) 1,141,861
435,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(a) 446,137
1,240,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(a) 1,257,398
850,000 Honda Auto Receivables Owner Trust,
5.67%, 06/21/28 869,750
1,000,000 HPEFS Equipment Trust, 5.35%,
10/20/31(a) 1,021,757
1,000,000 Huntington Auto Trust, 5.23%,
01/16/29(a) 1,020,324
1,029,662 Iowa Student Loan Liquidity Corp.,
6.06%, 08/25/70(c) 1,025,749
246,826 LAD Auto Receivables Trust, 5.68%,
10/15/26(a) 247,031
1,865,000 LAD Auto Receivables Trust, 6.12%,
09/15/27(a) 1,879,791
800,000 M&T Equipment 2024-LEAF1 Notes,
4.94%, 08/18/31(a) 810,539
670,000 MMAF Equipment Finance, LLC,
4.95%, 07/14/31(a) 680,468
339,325 Navient Student Loan Trust, 6.81%,
10/15/31(a)(c) 340,120
925,371 Navient Student Loan Trust, 0.97%,
12/16/69(a) 818,131
876,664 NMEF Funding, LLC, 6.57%,
06/17/30(a) 889,597
870,000 NMEF Funding, LLC, 5.15%,
12/15/31(a) 874,649
663,966 NMEF Funding, LLC, 6.07%,
06/15/29(a) 668,397
794,661 North Texas Higher Education
Authority, Inc., 5.54%, 09/25/61(c) 788,205
1,130,066 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51(a) 1,072,712
1,950,000 OCCU Auto Receivables Trust, 6.23%,
06/15/28(a) 1,985,977
880,000 Octane Receivables Trust, 5.80%,
07/20/32(a) 892,022
1,000,000 PEAC Solutions Receivables, LLC,
4.65%, 10/20/31(a) 999,781

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 423,099 PenFed Auto Receivables Owner Trust,
3.96%, 04/15/26(a) $ 422,296
1,250,000 Porsche Financial Auto Securitization
Trust, 5.79%, 01/22/29(a) 1,266,816
1,948,163 Progress Residential Trust, 1.05%,
04/17/38(a) 1,864,114
1,500,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 1,521,774
1,310,000 SBNA Auto Receivables Trust, 5.32%,
12/15/28(a) 1,323,186
507,432 SLM Student Loan Trust, 6.62%,
10/25/24(c) 504,016
430,083 SLM Student Loan Trust, 7.27%,
04/15/29(c) 431,571
237,443 SLM Student Loan Trust, 7.32%,
07/25/28(c) 237,881
25,735 SMB Private Education Loan Trust,
2.70%, 05/15/31(a) 25,676
499,520 Sofi Professional Loan Program Trust,
1.03%, 08/17/43(a) 441,022
248,701 Sofi Professional Loan Program Trust,
3.59%, 01/25/48(a) 244,973
658,731 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(a) 579,490
310,661 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48(a) 303,474
221,799 Tricon American Homes Trust, 2.75%,
03/17/38(a) 216,338
68,115 UNIFY Auto Receivables Trust, 0.98%,
07/15/26(a) 68,006
1,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(a) 1,334,703
1,085,000 Verdant Receivables, LLC, 5.68%,
12/12/31(a) 1,110,290
860,000 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(a) 866,147
66,692,293
Non-Agency Commercial Mortgage Backed Securities - 10.6%
933,341 BANK 2019-BNK16, 3.93%, 02/15/52 931,157
507,490 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 505,641
940,000 BX Trust, 6.16%, 09/15/36(a)(c) 931,187
807,309 BX Trust, 6.06%, 11/15/38(a)(c) 802,768
194,308 BX Trust, 5.91%, 01/15/34(a)(c) 193,458
1,100,000 BXHPP Trust, 5.86%, 08/15/36(a)(c) 1,056,344
753,630 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 737,243
565,879 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 557,370
1,990,431 FirstKey Homes Trust, 4.25%,
07/17/38(a) 1,974,436
Principal
Amount
Security
Description Value
$ 1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust, 6.16%, 10/15/36(a)(c) $ 1,784,608
421,632 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44(a)(b) 4
85,343 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46(a)(b) 84,504
166,976 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 165,019
15,670 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 15,638
65,781 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52(a) 65,623
1,770,220 KNDR 2021-KIND A, 6.16%,
08/15/38(a)(c) 1,741,991
838,877 MHC Commercial Mortgage Trust,
6.01%, 04/15/38(a)(c) 835,207
539,041 ReadyCap Commercial Mortgage Trust
CLO, 6.91%, 01/25/37(a)(c) 538,374
1,375,000 SREIT Trust, 5.79%, 07/15/36(a)(c) 1,368,125
578,755 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(b) 548,957
366,467 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(b) 337,443
922,823 Tricon Residential Trust, 3.86%,
04/17/39(a) 905,786
1,267,236 TRTX Issuer, Ltd. CLO, 6.73%,
02/15/39(a)(c) 1,258,683
1,450,000 VASA Trust, 6.11%, 07/15/39(a)(c) 1,341,250
868,705 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(a)(b) 750,215
811,820 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(b) 828,685
1,150,000 Wells Fargo Commercial Mortgage
Trust, 5.48%, 07/15/35(a)(b) 1,158,199
2,145,000 WSTN Trust, 6.52%, 07/05/37(a)(b) 2,195,935
23,613,850
Non-Agency Residential Mortgage Backed Securities - 4.7%
679,912 Angel Oak Mortgage Trust, 3.35%,
01/25/67(a)(b) 646,244
192,017 BRAVO Residential Funding Trust,
6.03%, 11/25/69(a)(c) 191,293
367,297 BRAVO Residential Funding Trust,
6.03%, 01/25/70(a)(c) 366,155
232,998 BRAVO Residential Funding Trust,
2.50%, 05/26/59(a)(b) 226,272
373,329 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(b) 335,104
43,465 Cascade Funding Mortgage Trust,
2.80%, 06/25/69(a)(b) 43,329
306,195 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 300,658

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 360,590 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(b) $ 351,154
34,605 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(b) 33,756
1,146 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/05/25 1,075
137,631 Credit Suisse Mortgage Trust, 2.50%,
07/25/28(a)(b) 131,415
154,898 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.09%,
02/25/33(c) 157,139
112,038 CSMLT Trust, 2.97%, 10/25/30(a)(b) 107,286
404,660 Finance of America HECM Buyout,
2.69%, 02/25/32(a)(b) 398,417
504,569 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(a) 494,531
89,537 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(b) 88,467
628,116 JPMorgan Mortgage Trust, 3.00%,
06/25/29(a)(b) 611,874
217,519 MFRA Trust, 2.79%, 08/25/49(a)(b) 207,451
212,302 MFRA Trust, 0.85%, 01/25/56(a)(b) 202,614
460,674 MFRA Trust, 3.91%, 04/25/66(a)(d) 452,134
233,336 New Residential Mortgage Loan Trust,
4.50%, 05/25/58(a)(b) 230,866
21,151 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(b) 20,165
34,784 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(b) 33,412
57,824 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(b) 55,602
377,486 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50(a)(b) 347,036
1,701,013 RCKT Mortgage Trust, 6.14%,
04/25/44(a)(b) 1,721,358
11,679 Residential Accredit Loans, Inc. Trust
REMIC, 5.65%, 01/05/25(c) 8,875
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 01/05/25 5,092
121,640 RMF Buyout Issuance Trust, 1.26%,
11/25/31(a)(b) 120,476
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56(a)(b) 637,971
615,263 Towd Point Mortgage Trust, 2.75%,
06/25/57(a)(b) 596,539
138,821 Towd Point Mortgage Trust, 3.25%,
07/25/58(a)(b) 136,330
460,750 Towd Point Mortgage Trust, 2.25%,
02/25/60(a)(b) 446,019
Principal
Amount
Security
Description Value
$ 790,095 Towd Point Mortgage Trust, 2.25%,
11/25/61(a)(b) $ 736,705
10,442,814
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $101,328,857) 100,748,957
Corporate Bonds - 29.4%
Communication Services - 2.6%
2,304,000 AT&T, Inc., 1.70%, 03/25/26 2,217,758
1,420,000 Meta Platforms, Inc., 3.50%, 08/15/27 1,408,384
835,000 Netflix, Inc., 4.38%, 11/15/26 841,108
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 631,297
575,000 Verizon Communications, Inc., 4.13%,
03/16/27 574,174
5,672,721
Consumer Discretionary - 4.0%
250,000 AMC Networks, Inc., 4.25%, 02/15/29 180,810
300,000 Carnival Corp., 4.00%, 08/01/28(a) 289,745
2,100,000 Dollar General Corp., 3.88%, 04/15/27 2,072,233
1,000,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 991,495
900,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 914,789
575,000 Harley-Davidson Financial Services,
Inc., 5.95%, 06/11/29(a) 588,919
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 1,097,591
198,000 Mileage Plus Holdings, LLC/Mileage
Plus Intellectual Property Assets,
Ltd., 6.50%, 06/20/27(a) 200,462
1,200,000 Newell Brands, Inc., 5.70%, 04/01/26 1,202,945
1,100,000 Tapestry, Inc., 7.00%, 11/27/26 1,138,091
435,000 Warnermedia Holdings, Inc., 4.05%,
03/15/29 412,091
9,089,171
Consumer Staples - 0.8%
1,350,000 Campbell Soup Co., 5.20%, 03/19/27 1,385,376
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 433,073
10,000 Mars, Inc., 0.88%, 07/16/26(a) 9,433
1,827,882
Energy - 2.2%
950,000 Energy Transfer LP, 5.63%, 05/01/27(a) 953,281
1,755,000 Energy Transfer LP, 4.95%, 05/15/28 1,781,181
1,245,000 Occidental Petroleum Corp., 5.00%,
08/01/27 1,262,134
800,000 Range Resources Corp., 4.88%,
05/15/25 795,972
4,792,568

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Financials - 12.9%
$ 530,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 $ 527,445
2,300,000 Bank of America Corp., 3.71%,
04/24/28(b) 2,266,700
784,000 CBRE Services, Inc., 4.88%, 03/01/26 787,618
1,145,000 CBRE Services, Inc., 5.50%, 04/01/29 1,194,045
1,295,000 Citigroup, Inc., 5.17%, 02/13/30(b) 1,330,277
930,000 Citigroup, Inc., 1.46%, 06/09/27(b) 886,041
550,000 Enact Holdings, Inc., 6.25%, 05/28/29 571,045
2,260,000 Goldman Sachs Group, Inc., 3.62%,
03/15/28(b) 2,223,476
1,100,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 1,093,200
1,000,000 JPMorgan Chase & Co., 3.54%,
05/01/28(b) 981,919
1,285,000 JPMorgan Chase & Co., 5.04%,
01/23/28(b) 1,306,493
1,410,000 KeyCorp, MTN, 2.25%, 04/06/27 1,333,658
440,000 Morgan Stanley, 2.19%, 04/28/26(b) 433,110
2,155,000 Morgan Stanley, 5.45%, 07/20/29(b) 2,239,256
418,000 NNN REIT, Inc., 4.00%, 11/15/25 415,166
1,047,000 NNN REIT, Inc., 3.60%, 12/15/26 1,033,618
1,750,000 Regions Financial Corp., 5.72%,
06/06/30(b) 1,812,876
2,031,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(b)(e) 2,027,595
1,960,000 Truist Financial Corp., MTN, 4.87%,
01/26/29(b) 1,980,898
1,465,000 U.S. Bancorp, 5.78%, 06/12/29(b) 1,535,371
540,000 U.S. Bancorp, 5.73%, 10/21/26(b) 546,702
2,245,000 Wells Fargo & Co., 4.81%, 07/25/28(b) 2,271,217
28,797,726
Health Care - 0.2%
370,000 Little Co. of Mary Hospital of Indiana,
Inc., 1.58%, 11/01/24 368,742
Industrials - 2.4%
575,000 Clean Harbors, Inc., 4.88%, 07/15/27(a) 566,840
2,125,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 2,110,081
2,065,000 RTX Corp., 3.50%, 03/15/27 2,034,947
625,000 The Boeing Co., 6.30%, 05/01/29(a) 657,554
5,369,422
Information Technology - 0.7%
1,240,000 Hewlett Packard Enterprise Co., 4.40%,
09/25/27 1,241,347
200,000 NCR Atleos Corp., 9.50%, 04/01/29(a) 220,174
1,461,521
Materials - 1.6%
1,740,000 Albemarle Corp., 4.65%, 06/01/27 1,747,664
Principal
Amount
Security
Description Value
$ 1,785,000 The Mosaic Co., 5.38%, 11/15/28 $ 1,848,967
3,596,631
Utilities - 2.0%
1,550,000 Duke Energy Corp., 4.85%, 01/05/27 1,574,851
625,000 Duke Energy Corp., 3.15%, 08/15/27 607,227
650,000 FirstEnergy Corp., 3.90%, 07/15/27 643,248
1,550,000 Florida Power & Light Co., 4.40%,
05/15/28 1,568,487
4,393,813
Total Corporate Bonds (Cost $64,523,415) 65,370,197
Government & Agency Obligations - 24.6%
GOVERNMENT SECURITIES - 22.8%
Municipals - 0.9%
325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 325,540
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,353,492
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 219,630
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 160,114
2,058,776
U.S. Treasury Securities - 21.9%
23,540,000 U.S. Treasury Note, 2.25%, 02/15/27 22,813,570
7,050,000 U.S. Treasury Note, 4.13%, 07/31/28 7,186,869
5,930,000 U.S. Treasury Note/Bond, 0.50%,
02/28/26 5,664,077
500,000 U.S. Treasury Note/Bond, 4.63%,
09/15/26 508,965
12,900,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 12,561,375
48,734,856
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.8%
Federal Home Loan Mortgage Corp. - 1.0%
210,271 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 192,786
198,004 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(d) 195,545
629,641 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(b) 597,282
1,225,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,199,072
273,788 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 45,448
61,999 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 3,291

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 74,071 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 $ 7,849
70,562 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 70,104
2,311,377
Federal National Mortgage Association - 0.0%
39,481 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 38,907
147,082 Federal National Mortgage Association
Interest Only, 2.72%, 01/25/39(b) 785
39,692
Government National Mortgage Association - 0.8%
1,206,984 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,203,834
129,260 Government National Mortgage
Association #559220, 7.00%,
01/15/33 129,025
91,060 Government National Mortgage
Association #610022, 5.60%,
08/15/34 90,769
327,738 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 332,636
1,756,264
Total Government & Agency Obligations (Cost
$54,457,587) 54,900,965
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
400 U.S. Bancorp, Series A (callable at 1,000
beginning 10/30/24), 16.82%(b)(e) 339,476
Total Preferred Stocks (Cost $410,420) 339,476
Short-Term Investments - 0.3%
Investment Company - 0.3%
750,290 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.83%(f) 750,290
Total Short-Term Investments (Cost $750,290) 750,290
Investments, at value - 99.7% (Cost $221,470,569) 222,109,885
Other assets in excess of liabilities - 0.3% 585,468
NET ASSETS - 100.0% $ 222,695,353
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2024, the aggregate value of these liquid securities were
$96,805,573 or 43.5% of net assets.
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September
30, 2024.
(c) Floating rate security. Rate presented is as of September 30, 2024.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September
30, 2024.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
INCOME FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 18.7%
Asset Backed Securities - 7.5%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(a) $ 909,873
1,131,250 ARM Master Trust, 2.43%, 11/15/27(a) 1,116,337
547,489 Capital Automotive, 1.44%,
08/15/51(a) 513,864
852,915 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(a) 801,272
315,278 Commonbond Student Loan Trust,
1.17%, 09/25/51(a) 265,137
519,708 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 502,326
430,503 CoreVest American Finance, Ltd.,
1.36%, 08/15/53(a) 414,022
404,586 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45(a) 371,557
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(a) 861,201
844,578 Home Partners of America Trust,
2.20%, 01/17/41(a) 766,178
288,899 Navient Student Loan Trust, 6.81%,
10/15/31(a)(b) 289,576
419,477 Navient Student Loan Trust, 1.11%,
02/18/70(a) 373,281
237,371 Nelnet Student Loan Trust, 1.63%,
04/20/62(a) 221,996
425,132 Nelnet Student Loan Trust, 1.36%,
04/20/62(a) 393,917
809,368 Progress Residential Trust, 1.52%,
07/17/38(a) 770,941
600,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 608,709
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46(a) 410,576
410,949 SLM Student Loan Trust, 6.62%,
10/25/24(b) 408,182
581,764 SLM Student Loan Trust, 7.27%,
04/15/29(b) 583,777
15,105 SMB Private Education Loan Trust,
2.70%, 05/15/31(a) 15,071
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(a) 568,514
1,151,006 Tricon American Homes Trust, 1.48%,
11/17/39(a) 1,061,144
932,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(a) 901,408
13,128,859
Principal
Amount
Security
Description Value
Non-Agency Commercial Mortgage Backed Securities - 3.7%
$ 1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37(a)(c) $ 1,112,322
790,000 BX Trust, 6.16%, 09/15/36(a)(b) 782,594
667,117 CD Commercial Mortgage Trust,
4.21%, 08/15/51 663,572
390,000 Goldman Sachs Mortgage Securities
Trust, 6.10%, 11/15/36(a)(b) 386,709
638,636 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44(a)(c) 6
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(a) 984,844
600,924 MHC Commercial Mortgage Trust,
6.06%, 05/15/38(a)(b) 598,295
610,908 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 579,455
282,703 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 260,313
608,565 Tricon Residential Trust, 3.86%,
04/17/39(a) 597,329
451,011 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 460,381
6,425,820
Non-Agency Residential Mortgage Backed Securities - 7.5%
257,460 BRAVO Residential Funding Trust,
6.03%, 11/25/69(a)(b) 256,489
1,038,210 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 931,909
212,083 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 208,248
295,607 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 287,872
238,861 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 232,997
71,101 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 72,354
14,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 14,033
1,146 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/05/25 1,075
707,209 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(a)(c) 642,275
782,985 Credit Suisse Mortgage Trust, 2.50%,
11/25/56(a)(c) 706,531

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
INCOME FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 154,898 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.09%,
02/25/33(b) $ 157,139
107,729 CSMLT Trust, 2.97%, 10/25/30(a)(c) 103,159
763,108 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(a) 747,927
619,861 Flagstar Mortgage Trust, 2.50%,
04/25/51(a)(c) 555,865
632,312 Flagstar Mortgage Trust, 2.50%,
07/25/51(a)(c) 566,903
93,409 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(c) 92,292
905,049 Hundred Acre Wood Trust, 2.50%,
07/25/51(a)(c) 814,630
783,425 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51(a)(c) 699,957
489,023 MFRA Trust, 3.91%, 04/25/66(a)(d) 479,958
268,875 New Residential Mortgage Loan Trust,
4.00%, 12/25/57(a)(c) 262,433
205,443 New Residential Mortgage Loan Trust,
3.50%, 10/25/59(a)(c) 194,321
148,310 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 141,397
88,542 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 85,049
267,592 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 257,309
594,409 Onslow Bay Financial LLC, 3.00%,
02/25/52(a)(c) 542,056
1,305,456 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 1,167,986
759,774 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 680,188
891,180 PSMC Trust, 2.50%, 08/25/51(a)(c) 800,334
13,711 Residential Accredit Loans, Inc. Trust
REMIC, 5.65%, 01/05/25(b) 10,420
766,369 Sequoia Mortgage Trust, 2.50%,
06/25/51(a)(c) 684,749
173,808 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30(a)(c) 168,400
766,491 Woodward Capital Management,
2.50%, 01/25/52(a)(c) 681,131
13,247,386
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $35,083,618) 32,802,065
Corporate Bonds - 26.5%
Communication Services - 1.8%
420,000 Alphabet, Inc., 2.25%, 08/15/60 259,161
1,065,000 AT&T, Inc., 4.30%, 12/15/42 949,198
1,180,000 Meta Platforms, Inc., 3.85%, 08/15/32 1,147,090
Principal
Amount
Security
Description Value
$ 905,000 Verizon Communications, Inc., 3.55%,
03/22/51 $ 700,810
3,056,259
Consumer Discretionary - 3.1%
735,000 Dollar General Corp., 3.50%, 04/03/30 691,872
600,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 609,859
980,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 888,224
1,550,000 McDonald's Corp., 3.63%, 09/01/49 1,221,107
335,000 Newell Brands, Inc., 5.70%, 04/01/26 335,822
445,000 Tapestry, Inc., 7.70%, 11/27/30 479,401
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,072,199
5,298,484
Consumer Staples - 1.6%
1,120,000 Campbell Soup Co., 2.38%, 04/24/30 1,011,545
625,000 Campbell Soup Co., 4.75%, 03/23/35 623,163
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 521,656
565,000 The Kroger Co., 5.00%, 09/15/34 569,711
2,726,075
Energy - 1.0%
1,195,000 Energy Transfer LP, 5.55%, 05/15/34 1,237,317
595,000 Pioneer Natural Resources Co., 2.15%,
01/15/31 522,708
1,760,025
Financials - 9.5%
1,400,000 Bank of America Corp., 2.69%,
04/22/32(c) 1,248,617
1,390,000 CBRE Services, Inc., 2.50%, 04/01/31 1,213,852
1,240,000 Citigroup, Inc., 4.91%, 05/24/33(c) 1,249,875
1,444,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,285,818
1,175,000 JPMorgan Chase & Co., 5.34%,
01/23/35(c) 1,228,168
1,155,000 KeyCorp, MTN, 2.25%, 04/06/27 1,092,465
1,225,000 Morgan Stanley, 4.89%, 07/20/33(c) 1,240,308
400,000 Regions Financial Corp., 5.50%,
09/06/35(c) 407,053
930,000 Regions Financial Corp., 1.80%,
08/12/28 839,848
1,100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(c)(e) 1,098,156
947,000 The Chubb Corp., 6.80%, 11/15/31 1,084,149
1,395,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(c) 1,255,127
1,210,000 Truist Financial Corp., MTN, 5.12%,
01/26/34(c) 1,223,295
985,000 U.S. Bancorp, 4.84%, 02/01/34(c) 984,307

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
INCOME FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 260,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49(c)(e) $ 257,991
1,365,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(c) 1,239,516
16,948,545
Industrials - 4.1%
1,399,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,238,884
1,275,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,203,833
1,177,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,145,670
1,252,000 RTX Corp., 4.88%, 10/15/40 1,225,179
280,000 The Boeing Co., 6.53%, 05/01/34(a) 300,514
815,000 TTX Co., 4.60%, 02/01/49(a) 768,877
1,385,000 Waste Management, Inc., 1.50%,
03/15/31 1,172,178
7,055,135
Information Technology - 2.5%
625,000 Hewlett Packard Enterprise Co., 5.00%,
10/15/34 618,763
1,190,000 Oracle Corp., 2.30%, 03/25/28 1,117,547
1,125,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,023,597
448,000 TSMC Global, Ltd., 1.38%, 09/28/30(a) 379,502
1,320,000 Xilinx, Inc., 2.38%, 06/01/30 1,198,547
4,337,956
Materials - 1.0%
550,000 Albemarle Corp., 5.05%, 06/01/32 550,142
376,000 Albemarle Corp., 5.45%, 12/01/44 356,708
819,000 The Mosaic Co., 5.45%, 11/15/33 846,188
1,753,038
Real Estate - 0.6%
1,125,000 NNN REIT, Inc., 4.30%, 10/15/28 1,118,520
Utilities - 1.3%
1,115,000 Duke Energy Corp., 5.75%, 09/15/33 1,199,175
415,000 NiSource, Inc., 5.35%, 04/01/34 430,856
643,474 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34(a) 643,402
2,273,433
Total Corporate Bonds (Cost $47,853,490) 46,327,470
Government & Agency Obligations - 54.2%
GOVERNMENT SECURITIES - 24.7%
Municipals - 0.8%
260,000 Empire State Development Corp., New
York RB, 5.77%, 03/15/39 269,628
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 360,067
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 233,276
Principal
Amount
Security
Description Value
$ 410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 $ 453,482
1,316,453
Treasury Inflation Index Securities - 0.4%
720,083 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 718,918
U.S. Treasury Securities - 23.5%
9,900,000 U.S. Treasury Bond, 3.63%, 08/15/43 9,168,328
7,475,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 6,712,025
16,550,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 14,615,719
3,420,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 3,447,520
9,190,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,988,218
400,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 389,500
850,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 873,607
41,194,917
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 29.5%
Federal Home Loan Mortgage Corp. - 13.3%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32(c) 704,426
348,374 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 339,804
595,973 Federal Home Loan Mortgage Corp.,
3.00%, 08/25/56(d) 565,961
286,201 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 271,492
634,080 Federal Home Loan Mortgage Corp.,
2.50%, 11/25/59 587,126
3,119 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 3,102
895,216 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 783,380
1,053,576 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 1,013,565
1,581,470 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,557,535
1,393,191 Federal Home Loan Mortgage Corp.
#RA8528, 5.00%, 02/01/53 1,404,307
1,448,136 Federal Home Loan Mortgage Corp.
#RA9070, 6.00%, 05/01/53 1,497,197
1,601,249 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,552,900
2,072,286 Federal Home Loan Mortgage Corp.
#SD1087, 3.50%, 06/01/52 1,938,076
2,800,227 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,701,135

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
INCOME FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,807,320 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 $ 1,788,885
90,783 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 91,420
94,702 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 95,459
876,838 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 813,140
244,659 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 247,458
294,060 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 287,994
589,119 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 579,369
673,940 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 111,872
117,729 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 117,378
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 934,469
511,918 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 500,262
654,280 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 599,781
407,052 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 374,163
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,375,103
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 463,678
23,300,437
Federal National Mortgage Association - 14.7%
63,946 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 65,574
54,397 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 55,019
5,525 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 5,687
48,577 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 49,133
322,204 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 298,798
103 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 103
109,232 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 110,482
19,837 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 20,905
236,527 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 233,870
Principal
Amount
Security
Description Value
$ 79,330 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 $ 78,503
160,797 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27(c) 156,393
1,149,451 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,083,812
1,175,217 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,118,299
263,452 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 259,190
350,647 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 353,546
290,610 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 282,577
347,304 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 317,346
338,746 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 320,965
1,031,346 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 931,833
1,300,494 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,179,574
1,925,137 Federal National Mortgage Association
#CB4393, 4.50%, 08/01/52 1,908,820
461,282 Federal National Mortgage Association
#CB4561, 5.00%, 09/01/52 464,623
1,948,293 Federal National Mortgage Association
#FM2725, 3.00%, 02/01/50 1,751,912
2,851,812 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,566,916
2,061,405 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 1,930,955
1,707,980 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,656,422
984,990 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 886,588
2,057,987 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 1,922,549
1,128,275 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 1,138,450
1,661,532 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,675,875
228,446 Federal National Mortgage Association
Interest Only, 2.72%, 01/25/39(c) 1,218
709,206 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 647,963
435,215 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29(c) 430,681
127,543 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 126,054
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 929,354

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
INCOME FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 769,866 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 $ 767,115
25,727,104
Government National Mortgage Association - 1.5%
340,717 Government National Mortgage
Association, 2.85%, 04/16/50 328,699
379,333 Government National Mortgage
Association, 3.50%, 01/20/69(c) 368,972
804,802 Government National Mortgage
Association #786915, 5.50%,
09/20/53 820,568
358,714 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 327,165
646,277 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 655,934
2,501,338
Total Government & Agency Obligations (Cost
$97,870,760) 94,759,167
Shares
Security
Description Value
Short-Term Investments - 0.6%
Investment Company - 0.6%
1,073,173 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.83%(g) 1,073,173
Total Short-Term Investments (Cost $1,073,173) 1,073,173
Investments, at value - 100.0% (Cost $181,881,041) 174,961,875
Other assets in excess of liabilities - 0.0% 42,246
NET ASSETS - 100.0% $ 175,004,121
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2024, the aggregate value of these liquid securities were
$34,301,396 or 19.6% of net assets.
(b) Floating rate security. Rate presented is as of September 30, 2024.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30,
2024.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2024.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.4%
GOVERNMENT SECURITIES - 96.1%
Municipals - 96.1%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 113,168
Colorado - 0.3%
150,000 County of El Paso CO, Colorado COP,
5.00%, 12/01/37 172,121
Illinois - 0.9%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 272,880
200,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 226,275
499,155
Iowa - 0.9%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 233,285
225,000 Woodbine Community School District
Infrastructure Sales Service & Use Tax,
Iowa RB, 5.00%, 06/01/32 254,969
488,254
Nebraska - 87.7%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 258,578
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 292,557
200,000 Burt County Public Power District,
Nebraska RB, 4.75%, 07/01/34 208,705
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 367,569
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 184,843
350,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/32 379,108
285,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/33 310,758
305,000 City of Ashland NE, Nebraska GO,
3.85%, 04/01/34 304,805
200,000 City of Aurora NE, Nebraska GO,
5.00%, 12/15/28 205,016
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 303,456
200,000 City of Bellevue NE, Nebraska GO,
5.00%, 09/15/30 219,957
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 325,043
140,000 City of Bellevue NE, Nebraska RB,
5.00%, 09/15/34 152,638
Principal
Amount
Security
Description Value
$ 270,000 City of Blair NE, Nebraska GO, 5.00%,
06/15/28 $ 291,659
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 51,523
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 109,833
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 340,744
250,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 272,639
130,000 City of Crete NE, Nebraska GO,
3.70%, 05/01/26 130,187
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 200,030
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 131,739
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 354,934
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 248,865
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 344,995
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 157,984
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 447,549
400,000 City of Hickman NE, Nebraska GO,
4.00%, 02/15/25 399,944
300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 307,158
100,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 98,797
220,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 5.00%,
06/15/32 237,858
400,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 1.25%,
12/15/27 368,042
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 375,042
150,000 City of La Vista NE, Nebraska GO,
5.00%, 09/15/33 161,130
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 155,272
150,000 City of Nebraska City NE, Nebraska
GO, 3.80%, 01/15/33 149,283

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 $ 192,709
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 360,066
45,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/32 48,302
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 196,678
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 394,051
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 228,347
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 574,713
500,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/37 583,847
355,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
01/15/28 378,409
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 250,374
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 196,355
90,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 90,220
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 367,211
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 278,485
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 306,586
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 450,207
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 245,658
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 123,121
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 321,924
250,000 County of Sarpy NE, Nebraska GO,
3.00%, 06/01/29 251,104
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 187,414
400,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 413,141
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 257,852
250,000 Custer County School District No. 25,
Nebraska GO, 5.00%, 12/15/33 271,101
Principal
Amount
Security
Description Value
$ 300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 $ 335,864
370,000 Dodge County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 410,631
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,159,753
300,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 11/15/34 329,640
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 183,303
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,004
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 253,347
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 94,349
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 254,253
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 212,776
250,000 Douglas County School District No. 10,
Nebraska GO, 4.00%, 12/15/32 263,321
200,000 Douglas County School District No. 17,
Nebraska GO, 5.00%, 06/15/34 235,819
325,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 329,256
175,000 Douglas County School District No. 54,
Nebraska GO, 5.00%, 12/15/29 193,680
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 255,208
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 703,671
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 750,838
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 300,248
250,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/37 291,728
200,000 Gretna Public Schools, Nebraska GO,
5.00%, 12/15/30 213,842
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 551,520
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 387,563
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 498,818

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 $ 722,877
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 155,329
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 295,610
150,000 Lancaster County School District No. 1,
Nebraska GO, 4.00%, 01/15/31 153,747
370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 317,500
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 312,388
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 219,773
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 502,192
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 979,058
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 276,879
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 525,886
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 120,762
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 325,875
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 360,371
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 301,537
350,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/32 400,193
110,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 110,191
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 482,084
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 151,315
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 100,687
Principal
Amount
Security
Description Value
$ 240,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 $ 236,175
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 141,448
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 204,329
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 314,400
455,000 Nebraska State Colleges Facilities Corp.,
Nebraska RB, 5.00%, 07/15/29 500,158
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 441,904
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 323,512
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 417,460
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 629,972
210,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 214,967
100,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 109,780
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 398,890
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 351,247
900,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/53 999,483
250,000 Omaha Public Power District, Nebraska
RB, 5.50%, 02/01/54 283,015
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 793,322
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 522,125
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 177,027
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 612,929
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 272,234
700,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 699,956
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 469,493
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 273,943
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 228,945
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 350,040

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 $ 785,300
145,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 144,939
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 82,670
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 98,118
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 93,777
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 303,088
275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 298,567
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 308,346
200,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 204,209
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 293,721
500,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 514,579
100,000 Village of Alda NE, Nebraska GO,
4.00%, 12/15/24 99,944
140,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 140,322
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 423,831
700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 706,922
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 196,955
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 183,547
265,000 Wayne County School District No. 17,
Nebraska GO, 5.00%, 12/15/28 287,126
250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 281,196
450,000 York County School District No. 12,
Nebraska GO, 2.00%, 12/15/25 443,415
100,000 York County School District No. 96,
Nebraska GO, 5.00%, 12/15/28 108,812
47,385,939
New York - 1.1%
325,000 New York City Transitional Finance
Authority, New York RB, 5.00%,
05/01/42 365,213
Principal
Amount
Security
Description Value
$ 200,000 New York City Transitional Finance
Authority, New York RB, 5.00%,
05/01/42 $ 225,827
591,040
North Dakota - 0.9%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 485,638
South Dakota - 1.3%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 427,867
220,000 County of Lincoln SD, South Dakota
GO, 5.00%, 12/01/43 242,283
670,150
Texas - 1.1%
200,000 City of Austin TX Electric Utility
Revenue, Texas RB, 5.00%, 11/15/36 230,298
160,000 City of Lubbock TX, Texas GO, 5.00%,
02/15/36 183,304
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 150,659
564,261
Wisconsin - 1.7%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 417,799
500,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 496,496
914,295
51,884,021
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.3%
Federal Home Loan Mortgage Corp. - 2.3%
199,589 Federal Home Loan Mortgage Corp.,
4.68%, 10/25/40(a) 217,235
196,000 Federal Home Loan Mortgage Corp.,
4.16%, 05/25/41(a) 202,751
291,297 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41(b) 247,717
579,026 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 560,510
1,228,213
Total Government & Agency Obligations (Cost
$54,220,679) 53,112,234

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Short-Term Investments - 1.4%
Investment Company - 1.4%
767,225 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.83%(c) $ 767,225
Total Short-Term Investments (Cost $767,225) 767,225
Investments, at value - 99.8% (Cost $54,987,904) 53,879,459
Other assets in excess of liabilities - 0.2% 130,981
NET ASSETS - 100.0% $ 54,010,440
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30,
2024.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2024, the aggregate value of these liquid securities were
$247,717 or 0.5% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
BALANCED FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 62.2%
Communication Services - 5.1%
12,750 Alphabet, Inc., Class C $ 2,131,672
1,850 Comcast Corp., Class A 77,275
2,775 Meta Platforms, Inc., Class A 1,588,521
11,300 Verizon Communications, Inc. 507,483
4,304,951
Consumer Discretionary - 6.6%
10,940 Amazon.com, Inc.(a) 2,038,450
121 Booking Holdings, Inc. 509,667
9,550 Gentex Corp. 283,539
4,555 NIKE, Inc., Class B 402,662
325 O'Reilly Automotive, Inc.(a) 374,270
1,070 Pool Corp. 403,176
2,405 Royal Caribbean Cruises, Ltd. 426,551
2,060 The Home Depot, Inc. 834,712
10,200 Upbound Group, Inc., Class A 326,298
5,599,325
Consumer Staples - 3.3%
4,310 Church & Dwight Co., Inc. 451,343
1,876 Constellation Brands, Inc., Class A 483,427
885 Costco Wholesale Corp. 784,570
5,945 Lamb Weston Holdings, Inc. 384,879
8,955 Walmart, Inc. 723,116
2,827,335
Energy - 2.2%
1,780 Diamondback Energy, Inc. 306,872
3,310 EOG Resources, Inc. 406,898
8,310 Exxon Mobil Corp. 974,098
1,660 Phillips 66 218,207
1,906,075
Financials - 8.3%
4,510 Brown & Brown, Inc. 467,236
1,750 Chubb, Ltd. 504,683
2,560 CME Group, Inc. 564,864
10,170 Equitable Holdings, Inc. 427,445
6,870 First American Financial Corp. 453,489
2,850 Fiserv, Inc.(a) 512,002
4,980 JPMorgan Chase & Co. 1,050,083
1,745 Mastercard, Inc., Class A 861,681
990 Moody's Corp. 469,844
5,850 Morgan Stanley 609,804
9,600 Synchrony Financial 478,848
10,800 Wells Fargo & Co. 610,092
7,010,071
Health Care - 7.0%
5,950 Abbott Laboratories 678,360
1,975 Amgen, Inc. 636,365
5,750 AMN Healthcare Services, Inc.(a) 243,742
6,360 Edwards Lifesciences Corp.(a) 419,696
1,387 Eli Lilly & Co. 1,228,799
510 Humana, Inc. 161,537
Shares
Security
Description Value
4,040 Jazz Pharmaceuticals PLC(a) $ 450,096
4,070 Lantheus Holdings, Inc.(a) 446,683
1,310 Thermo Fisher Scientific, Inc. 810,327
800 United Therapeutics Corp.(a) 286,680
2,870 Zoetis, Inc. 560,741
5,923,026
Industrials - 5.9%
3,980 AMETEK, Inc. 683,406
3,395 Cintas Corp. 698,962
22,150 CSX Corp. 764,839
5,220 MasTec, Inc.(a) 642,582
1,175 Paycom Software, Inc. 195,720
6,657 RTX Corp. 806,562
6,940 The Timken Co. 584,973
2,855 Waste Management, Inc. 592,698
4,969,742
Information Technology - 18.8%
1,370 Adobe, Inc.(a) 709,358
10,300 Amphenol Corp., Class A 671,148
16,670 Apple, Inc. 3,884,110
2,350 CDW Corp. 531,805
4,422 Entegris, Inc. 497,608
120 Fair Isaac Corp.(a) 233,222
1,960 Manhattan Associates, Inc.(a) 551,505
6,250 Microchip Technology, Inc. 501,812
8,600 Microsoft Corp. 3,700,580
12,658 Napco Security Technologies, Inc. 512,143
28,240 NVIDIA Corp. 3,429,466
4,335 QUALCOMM, Inc. 737,167
15,959,924
Materials - 1.7%
4,875 FMC Corp. 321,457
1,395 Linde PLC 665,220
52,831 PureCycle Technologies, Inc.(a) 501,895
1,488,572
Real Estate - 1.7%
2,425 American Tower Corp. REIT 563,958
9,960 First Industrial Realty Trust, Inc. REIT 557,561
2,185 Sun Communities, Inc. REIT 295,303
1,416,822
Utilities - 1.6%
2,155 Atmos Energy Corp. 298,920
6,140 NextEra Energy, Inc. 519,014
5,850 The Southern Co. 527,553
1,345,487
Total Common Stocks (Cost $23,655,748) 52,751,330

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
BALANCED FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 10.1%
Asset Backed Securities - 6.3%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(b) $ 146,906
33,450 AMSR Trust, 1.63%, 07/17/37(b) 32,655
130,000 Auxilior Term Funding, LLC, 5.84%,
03/15/27(b) 131,389
133,602 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(b) 133,999
175,000 BofA Auto Trust, 5.31%, 06/17/30(b) 180,570
43,208 Cascade Funding Mortgage Trust,
4.00%, 10/25/68(b)(c) 42,798
67,979 CCG Receivables Trust, 5.82%,
09/16/30(b) 68,609
90,000 CCG Receivables Trust, 4.99%,
03/15/32(b) 90,517
111,852 CCG Receivables Trust, 6.28%,
04/14/32(b) 113,821
72,375 CCG Receivables Trust, 3.91%,
07/16/29(b) 72,003
233,858 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(b) 226,284
113,094 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(b) 106,246
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29(b) 291,677
285,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28(b) 289,157
23,591 Commonbond Student Loan Trust,
3.87%, 02/25/46(b) 22,610
8,196 CoreVest American Finance, Ltd.,
1.83%, 03/15/50(b) 8,131
12,824 DLLMT, LLC, 1.00%, 07/21/25(b) 12,759
38,227 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(b) 34,618
175,000 Foundation Finance Trust, 4.60%,
03/15/50(b) 175,337
190,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(b) 178,829
200,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(b) 202,877
100,000 GreenSky Home Improvement Trust,
5.67%, 06/25/59(b) 101,499
100,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(b) 102,560
170,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(b) 172,385
230,000 Honda Auto Receivables Owner Trust,
5.67%, 06/21/28 235,344
135,000 Huntington Auto Trust, 5.23%,
01/16/29(b) 137,744
Principal
Amount
Security
Description Value
$ 100,000 Kubota Credit Owner Trust, 5.19%,
05/15/30(b) $ 102,902
225,000 LAD Auto Receivables Trust, 6.12%,
09/15/27(b) 226,784
105,000 M&T Equipment 2024-LEAF1 Notes,
4.94%, 08/18/31(b) 106,383
34,143 Navient Student Loan Trust, 6.81%,
10/15/31(b)(d) 34,223
115,000 NMEF Funding, LLC, 5.15%,
12/15/31(b) 115,614
25,019 NMEF Funding, LLC, 6.07%,
06/15/29(b) 25,186
68,415 North Texas Higher Education
Authority, Inc., 5.54%, 09/25/61(d) 67,859
115,000 Octane Receivables Trust, 5.80%,
07/20/32(b) 116,571
119,317 Progress Residential Trust, 1.52%,
07/17/38(b) 113,652
200,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(b) 202,903
280,000 SCCU Auto Receivables Trust 2024-1,
5.11%, 06/15/29(b) 283,997
65,280 SLM Student Loan Trust, 7.27%,
04/15/29(d) 65,506
2,324 SMB Private Education Loan Trust,
2.70%, 05/15/31(b) 2,319
150,486 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(b) 132,383
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(b) 66,884
113,479 Tricon American Homes Trust, 1.48%,
11/17/39(b) 104,620
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(b) 174,092
115,000 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(b) 115,822
5,369,024
Non-Agency Commercial Mortgage Backed Securities - 2.8%
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.65%, 03/10/37(b)(c) 145,086
52,404 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 52,213
79,720 BX Commercial Mortgage Trust,
6.11%, 02/15/39(b)(d) 79,271
160,000 BX Trust, 6.16%, 09/15/36(b)(d) 158,500
96,965 CD Commercial Mortgage Trust,
4.21%, 08/15/51 96,449
175,000 Goldman Sachs Mortgage Securities
Trust, 6.10%, 11/15/36(b)(d) 173,524
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 164,925

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
BALANCED FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(b) $ 184,947
7,053 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52(b) 7,037
143,799 KNDR 2021-KIND A, 6.16%,
08/15/38(b)(d) 141,506
89,840 ReadyCap Commercial Mortgage Trust
CLO, 6.91%, 01/25/37(b)(d) 89,729
75,000 SREIT Trust, 5.79%, 07/15/36(b)(d) 74,625
62,415 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(b)(c) 59,201
129,694 Tricon Residential Trust, 3.86%,
04/17/39(b) 127,300
98,235 TRTX Issuer, Ltd. CLO, 6.73%,
02/15/39(b)(d) 97,572
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 145,275
91,123 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(b)(c) 78,694
235,000 Wells Fargo Commercial Mortgage
Trust, 5.48%, 07/15/35(b)(c) 236,675
220,000 WSTN Trust, 6.52%, 07/05/37(b)(c) 225,224
2,337,753
Non-Agency Residential Mortgage Backed Securities - 1.0%
90,655 Angel Oak Mortgage Trust, 3.35%,
01/25/67(b)(c) 86,166
142,221 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(b)(c) 127,659
2,634 Cascade Funding Mortgage Trust,
2.80%, 06/25/69(b)(c) 2,626
131,154 Chase Mortgage Finance Corp., 3.50%,
06/25/62(b)(c) 123,133
31,854 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(b)(c) 31,021
10,761 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(b)(c) 10,497
92,683 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(b)(c) 84,173
22,734 Finance of America HECM Buyout,
2.69%, 02/25/32(b)(c) 22,383
83,400 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(b) 81,741
10,648 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(c) 10,520
20,300 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(b)(c) 19,520
146,509 Onslow Bay Financial LLC, 3.00%,
02/25/52(b)(c) 133,605
Principal
Amount
Security
Description Value
$ 105,536 Towd Point Mortgage Trust, 2.25%,
11/25/61(b)(c) $ 98,405
831,449
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $8,672,683) 8,538,226
Corporate Bonds - 11.1%
Communication Services - 1.0%
303,000 AT&T, Inc., 4.30%, 02/15/30 302,631
185,000 Meta Platforms, Inc., 3.85%, 08/15/32 179,840
319,000 Verizon Communications, Inc., 4.78%,
02/15/35(b) 318,542
801,013
Consumer Discretionary - 1.6%
310,000 Dollar General Corp., 3.50%, 04/03/30 291,810
200,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 203,286
330,000 McDonald's Corp., 2.13%, 03/01/30 297,241
50,000 Newell Brands, Inc., 5.70%, 04/01/26 50,123
50,000 Starbucks Corp., 2.00%, 03/12/27 47,650
135,000 Tapestry, Inc., 7.70%, 11/27/30 145,436
335,000 The Walt Disney Co., 2.65%, 01/13/31 305,761
1,341,307
Consumer Staples - 0.5%
250,000 Campbell Soup Co., 2.38%, 04/24/30 225,791
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27(b) 160,113
385,904
Energy - 0.2%
145,000 Energy Transfer LP, 4.95%, 05/15/28 147,163
Financials - 4.3%
345,000 Bank of America Corp., 2.69%,
04/22/32(c) 307,695
326,000 CBRE Services, Inc., 2.50%, 04/01/31 284,688
300,000 Citigroup, Inc., 3.89%, 01/10/28(c) 296,986
40,000 CME Group, Inc., 3.00%, 03/15/25 39,687
250,000 Enact Holdings, Inc., 6.25%, 05/28/29 259,566
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 311,660
340,000 JPMorgan Chase & Co., 2.74%,
10/15/30(c) 314,978
150,000 KeyCorp, MTN, 2.25%, 04/06/27 141,879
285,000 Morgan Stanley, 4.89%, 07/20/33(c) 288,561
225,000 Regions Financial Corp., 1.80%,
08/12/28 203,189
175,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(c)(e) 174,707
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 218,897
200,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(c) 179,947

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
BALANCED FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 120,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 $ 118,964
100,000 U.S. Bancorp, 4.84%, 02/01/34(c) 99,930
150,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49(c)(e) 148,841
345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(c) 313,284
3,703,459
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 108,791
37,000 Becton Dickinson & Co., 3.73%,
12/15/24 36,883
145,674
Industrials - 1.8%
265,000 Agilent Technologies, Inc., 2.10%,
06/04/30 234,671
230,000 BMW Finance NV, 2.85%, 08/14/29(b) 214,931
200,000 Harman International Industries, Inc.,
4.15%, 05/15/25 198,716
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 253,079
175,000 Union Pacific Corp., 3.95%, 09/10/28 174,896
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25(b) 247,602
285,000 Waste Management, Inc., 1.50%,
03/15/31 241,206
1,565,101
Information Technology - 1.6%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 149,275
305,000 eBay, Inc., 3.60%, 06/05/27 301,561
185,000 Oracle Corp., 2.30%, 03/25/28 173,736
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 296,756
70,000 TSMC Global, Ltd., 1.38%, 09/28/30(b) 59,297
345,000 Xilinx, Inc., 2.38%, 06/01/30 313,257
1,293,882
Total Corporate Bonds (Cost $9,664,824) 9,383,503
Government & Agency Obligations - 13.9%
GOVERNMENT SECURITIES - 13.4%
Municipals - 0.2%
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 105,516
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 45,696
151,212
Treasury Inflation Index Securities - 0.3%
281,800 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 279,999
Principal
Amount
Security
Description Value
U.S. Treasury Securities - 12.9%
$ 95,000 U.S. Treasury Note, 2.13%, 05/15/25 $ 93,762
2,340,000 U.S. Treasury Note, 2.25%, 02/15/27 2,267,789
3,615,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,246,016
3,505,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 3,095,353
1,550,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 1,562,473
650,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 668,053
10,933,446
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.5%
Federal Home Loan Mortgage Corp. - 0.3%
36,588 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(g) 36,133
7,642 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 7,592
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 218,560
262,285
Federal National Mortgage Association - 0.1%
6,861 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 6,790
65,282 Federal National Mortgage Association
REMIC, 4.14%, 04/25/29(c) 64,602
71,392
Government National Mortgage Association - 0.1%
64,195 Government National Mortgage
Association, 3.50%, 01/20/69(c) 62,441
Total Government & Agency Obligations (Cost
$11,734,106) 11,760,775
Shares
Security
Description Value
Short-Term Investments - 2.6%
Investment Company - 2.6%
2,211,300 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.83%(h) 2,211,300
Total Short-Term Investments (Cost $2,211,300) 2,211,300
Investments, at value - 99.9% (Cost $55,938,661) 84,645,134
Other assets in excess of liabilities - 0.1% 119,549
NET ASSETS - 100.0% $ 84,764,683

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
BALANCED FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2024, the aggregate value of these liquid securities were
$8,700,620 or 10.3% of net assets.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30,
2024.
(d) Floating rate security. Rate presented is as of September 30, 2024.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2024.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
CLO Collateralized Loan Obligation
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
SMALL/MID CAP FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.2%
Communication Services - 1.2%
1,016 Nexstar Media Group, Inc., Class A $ 167,996
Consumer Discretionary - 14.0%
1,721 Burlington Stores, Inc.(a) 453,449
1,926 Dorman Products, Inc.(a) 217,869
5,912 Gentex Corp. 175,527
1,794 LGI Homes, Inc.(a) 212,625
3,727 Ollie's Bargain Outlet Holdings, Inc.(a) 362,264
1,461 Tractor Supply Co. 425,049
2,425 Wyndham Hotels & Resorts, Inc. 189,490
2,036,273
Consumer Staples - 3.3%
797 Casey's General Stores, Inc. 299,441
1,043 Lancaster Colony Corp. 184,162
483,603
Energy - 4.8%
7,035 CNX Resources Corp.(a) 229,130
17,704 Permian Resources Corp. 240,951
5,839 SM Energy Co. 233,385
703,466
Financials - 16.4%
4,770 Atlantic Union Bankshares Corp. 179,686
2,484 Brown & Brown, Inc. 257,342
1,946 Cullen/Frost Bankers, Inc. 217,680
179 Markel Group, Inc.(a) 280,776
4,046 Moelis & Co., Class A 277,191
2,677 Selective Insurance Group, Inc. 249,764
3,142 SouthState Corp. 305,340
4,351 Stifel Financial Corp. 408,559
1,900 UMB Financial Corp. 199,709
2,376,047
Health Care - 9.8%
3,036 AMN Healthcare Services, Inc.(a) 128,696
5,015 Enovis Corp.(a) 215,896
631 ICON PLC(a) 181,292
1,907 Integer Holdings Corp.(a) 247,910
824 Molina Healthcare, Inc.(a) 283,917
2,797 Revvity, Inc. 357,317
1,415,028
Industrials - 23.4%
1,116 Broadridge Financial Solutions, Inc. 239,973
611 CACI International, Inc., Class A(a) 308,286
784 Carlisle Cos., Inc. 352,604
2,458 EnerSys 250,839
1,402 Enpro, Inc. 227,376
7,254 ExlService Holdings, Inc.(a) 276,740
2,352 Fortune Brands Innovations, Inc. 210,575
1,807 Franklin Electric Co., Inc. 189,410
2,132 ICF International, Inc. 355,596
1,574 Oshkosh Corp. 157,731
664 Quanta Services, Inc. 197,972
Shares
Security
Description Value
3,162 Robert Half, Inc. $ 213,150
8,669 Tetra Tech, Inc. 408,830
3,389,082
Information Technology - 14.4%
3,667 Ambarella, Inc.(a) 206,837
3,129 Blackbaud, Inc.(a) 264,964
2,564 Diodes, Inc.(a) 164,327
1,249 Littelfuse, Inc. 331,297
1,760 MKS Instruments, Inc. 191,330
1,036 Onto Innovation, Inc.(a) 215,032
3,946 Power Integrations, Inc. 253,017
1,468 PTC, Inc.(a) 265,209
1,508 Qualys, Inc.(a) 193,718
2,085,731
Materials - 3.6%
1,309 Balchem Corp. 230,384
2,385 RPM International, Inc. 288,585
518,969
Real Estate - 6.3%
3,873 Agree Realty Corp. REIT 291,753
1,182 Jones Lang LaSalle, Inc.(a) 318,916
2,279 Lamar Advertising Co., Class A REIT 304,474
915,143
Utilities - 2.0%
2,823 IDACORP, Inc. 291,023
Total Common Stocks (Cost $10,384,282) 14,382,361
Shares
Security
Description Value
Short-Term Investments - 0.9%
Investment Company - 0.9%
125,854 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.83%(b) 125,854
Total Short-Term Investments (Cost $125,854) 125,854
Investments, at value - 100.1% (Cost $10,510,136) 14,508,215
Other liabilities in excess of assets - (0.1)% (15,348)
NET ASSETS - 100.0% $ 14,492,867

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2024 (Unaudited)
SMALL COMPANY FUND
Semi-Annual Financials and Other Information 2024
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
ETF
Exchange Traded Fund
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 94.6%
Consumer Discretionary - 14.0%
168,376 Acushnet Holdings Corp. $ 10,733,970
138,509 Boot Barn Holdings, Inc.(a) 23,169,786
126,914 Dorman Products, Inc.(a) 14,356,512
115,952 LGI Homes, Inc.(a) 13,742,631
174,841 Monarch Casino & Resort, Inc. 13,859,646
170,835 Ollie's Bargain Outlet Holdings, Inc.(a) 16,605,162
130,217 Patrick Industries, Inc. 18,538,994
111,006,701
Energy - 5.6%
377,440 CNX Resources Corp.(a) 12,293,221
367,250 Northern Oil & Gas, Inc. 13,004,322
371,977 SM Energy Co. 14,867,921
167,641 Vital Energy, Inc.(a) 4,509,543
44,675,007
Financials - 17.5%
372,169 Atlantic Union Bankshares Corp. 14,019,606
202,091 Cass Information Systems, Inc. 8,382,735
157,273 Mercantile Bank Corp. 6,875,975
268,937 Moelis & Co., Class A 18,424,874
201,826 Origin Bancorp, Inc. 6,490,724
264,060 Seacoast Banking Corp. of Florida 7,037,199
194,186 Selective Insurance Group, Inc. 18,117,554
168,165 SouthState Corp. 16,342,275
209,416 Stewart Information Services Corp. 15,651,752
300,209 The Baldwin Insurance Group, Inc.,
Class A(a) 14,950,408
121,784 UMB Financial Corp. 12,800,716
139,093,818
Health Care - 9.9%
131,763 Addus HomeCare Corp.(a) 17,528,432
127,448 AMN Healthcare Services, Inc.(a) 5,402,521
376,330 Avanos Medical, Inc.(a) 9,043,210
238,480 Enovis Corp.(a) 10,266,564
177,792 Integer Holdings Corp.(a) 23,112,960
207,727 Simulations Plus, Inc. 6,651,418
218,903 Supernus Pharmaceuticals, Inc.(a) 6,825,396
78,830,501
Industrials - 21.8%
64,001 Alamo Group, Inc. 11,528,500
89,318 American Woodmark Corp.(a) 8,346,767
60,435 CSW Industrials, Inc. 22,142,780
116,443 EnerSys 11,883,008
114,124 Enpro, Inc. 18,508,630
114,409 ESCO Technologies, Inc. 14,756,473
390,932 ExlService Holdings, Inc.(a) 14,914,056
109,978 Franklin Electric Co., Inc. 11,527,894
117,357 ICF International, Inc. 19,573,974
194,377 Kforce, Inc. 11,944,467
224,946 Korn Ferry 16,924,937
Shares
Security
Description Value
121,363 NV5 Global, Inc.(a) $ 11,345,013
173,396,499
Information Technology - 13.4%
118,973 Advanced Energy Industries, Inc. 12,520,718
139,198 Ambarella, Inc.(a) 7,851,463
366,056 Benchmark Electronics, Inc. 16,223,602
178,003 Blackbaud, Inc.(a) 15,073,294
304,522 Cohu, Inc.(a) 7,826,215
194,728 CTS Corp. 9,420,941
180,466 Diodes, Inc.(a) 11,566,066
156,774 Power Integrations, Inc. 10,052,349
51,721 SPS Commerce, Inc.(a) 10,042,667
649,778 Viavi Solutions, Inc.(a) 5,860,998
106,438,313
Materials - 3.2%
83,204 Balchem Corp. 14,643,904
147,960 Kaiser Aluminum Corp. 10,730,059
25,373,963
Real Estate - 6.3%
192,690 Agree Realty Corp. REIT 14,515,338
340,937 CareTrust REIT, Inc. 10,521,316
416,161 Marcus & Millichap, Inc. 16,492,460
843,636 Sunstone Hotel Investors, Inc. REIT 8,706,323
50,235,437
Utilities - 2.9%
84,469 Chesapeake Utilities Corp. 10,488,516
120,730 IDACORP, Inc. 12,446,055
22,934,571
Total Common Stocks (Cost $494,576,821) 751,984,810
Shares
Security
Description Value
Exchange Traded Fund - 2.0%
71,300 iShares Russell 2000 ETF 15,749,457
Total Exchange Traded Fund (Cost $15,502,837) 15,749,457
Short-Term Investments - 3.2%
Investment Company - 3.2%
25,623,536 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.83%(b) 25,623,536
Total Short-Term Investments (Cost $25,623,536) 25,623,536
Investments, at value - 99.8% (Cost $535,703,194) 793,357,803
Other assets in excess of liabilities - 0.2% 1,911,488
NET ASSETS - 100.0% $ 795,269,291

Semi-Annual Financials and Other Information 2024
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Assets:
Investments, at cost $ 221,470,569
Unrealized appreciation (depreciation) of investments
639,316
Total investments, at value 222,109,885
Receivable for capital shares issued 61,008
Receivable for investments sold –
Interest and dividends receivable 1,200,379
Prepaid expenses 2,021
Total Assets
223,373,294
Liabilities:
Distributions payable 380,820
Payable for investments purchased –
Payable for capital shares redeemed 195,640
Accrued expenses and other payables:
Investment advisory fees 37,359
Administration fees payable to non-related parties 9,073
Administration fees payable to related parties 12,720
Shareholder service fees 1,146
Other fees 41,183
Total Liabilities
677,941
Net Assets
$ 222,695,353
Composition of Net Assets:
Paid-In Capital $ 230,194,333
Distributable earnings (7,498,980)
Net Assets
$ 222,695,353
Institutional Class:
Net assets 4,882,078
Shares of beneficial interest (See note 5 ) 535,729
Net asset value, offering and redemption price per share
$ 9.11
Institutional Plus Class:
Net assets 217,813,275
Shares of beneficial interest (See note 5 ) 23,827,938
Net asset value, offering and redemption price per share
$ 9.14

Semi-Annual Financials and Other Information 2024
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024 (Unaudited)

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 181,881,041 $ 54,987,904 $ 55,938,661 $ 10,510,136 $ 535,703,194
(6,919,166) (1,108,445) 28,706,473 3,998,079 257,654,609
174,961,875 53,879,459 84,645,134 14,508,215 793,357,803
42,639 100,000 24,860 149,990 2,177,763
225,620 – – – –
889,772 529,232 174,793 3,339 839,687
3,934 943 3,627 3,978 15,427
176,123,840 54,509,634 84,848,415 14,665,522 796,390,680
271,842 57,832 – – –
622,663 377,651 – 151,496 –
137,359 27,977 11,180 – 490,006
34,720 3,818 30,031 1,033 474,987
7,170 2,208 3,475 567 31,663
10,054 3,094 4,870 796 44,435
686 – 5,365 41 10,048
35,225 26,614 28,811 18,722 70,250
1,119,719 499,194 83,732 172,655 1,121,389
$ 175,004,121 $ 54,010,440 $ 84,764,683 $ 14,492,867 $ 795,269,291
$ 190,968,728 $ 56,051,780 $ 53,030,684 $ 10,809,772 $ 493,577,606
(15,964,607) (2,041,340) 31,733,999 3,683,095 301,691,685
$ 175,004,121 $ 54,010,440 $ 84,764,683 $ 14,492,867 $ 795,269,291
1,977,551 – 29,191,528 478,122 47,396,495
209,618 – 1,402,778 27,450 1,432,408
$ 9.43 $ – $ 20.81 $ 17.42 $ 33.09
173,026,570 54,010,440 55,573,155 14,014,745 747,872,796
18,347,256 5,836,951 2,717,870 804,006 22,419,081
$ 9.43 $ 9.25 $ 20.45 $ 17.43 $ 33.36

Semi-Annual Financials and Other Information 2024
Statements of Operations
For the Six Months Ended September 30, 2024 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND
FUND
Investment Income:
Interest $ 4,792,822
Dividend 51,396
Total Income
4,844,218
Expenses:
Investment advisory fees (Note 3) 545,984
Administration fees 130,655
Shareholder service fees - Institutional Class 5,320
Custodian fees 9,664
Chief compliance officer fees 9,609
Director fees 10,645
Registration and filing fees 5,393
Transfer agent fees 29,929
Other Fees 68,256
Total expenses before waivers 815,455
Expenses waived by adviser (Note 3)
(320,332)
Total Expenses
495,123
Net Investment Income (Loss)
4,349,095
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions (534,897)
Change in unrealized appreciation (depreciation) on investments
5,052,512
Net realized and unrealized gain on investments
4,517,615
Net increase in net assets from operations
$ 8,866,710

Semi-Annual Financials and Other Information 2024
Statements of Operations
For the Six Months Ended September 30, 2024 (Unaudited)

See accompanying Notes to Financial Statements.
INCOME FUND
NEBRASKA TAX-FREE
FUND BALANCED FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 3,413,129 $ 715,678 $ 552,789 $ – $ –
22,082 20,339 389,497 88,713 5,891,724
3,435,211 736,017 942,286 88,713 5,891,724
511,608 108,918 314,453 57,005 3,190,519
102,023 32,580 50,165 8,024 449,111
1,289 – 27,401 90 54,281
8,588 2,505 3,773 2,556 27,228
7,546 2,396 3,711 591 33,025
8,309 2,654 4,086 654 36,767
4,375 1,049 5,579 5,810 16,151
26,139 10,135 23,583 16,332 121,470
56,432 43,262 50,187 23,369 89,995
726,309 203,499 482,938 114,431 4,018,547
(308,222) (81,934) (135,025) (54,068) (377,902)
418,087 121,565 347,913 60,363 3,640,645
3,017,124 614,452 594,373 28,350 2,251,079
(587,673) (82,487) 2,072,525 216,576 8,198,772
6,784,334 748,325 3,348,861 495,022 47,455,749
6,196,661 665,838 5,421,386 711,598 55,654,521
$ 9,213,785 $ 1,280,290 $ 6,015,759 $ 739,948 $ 57,905,600

Semi-Annual Financials and Other Information 2024
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND INCOME FUND
For the Six Months
Ended
September 30, 2024
For the Year
Ended
March 31, 2024
For the Six Months
Ended
September 30, 2024
For the Year
Ended
March 31, 2024
Operations:
Net investment income $ 4,349,095 $ 7,319,630 $ 3,017,124 $ 5,648,213
Net realized gain (loss) on investment
transactions (534,897) (3,543,498) (587,673) (5,035,741)
Net change in unrealized appreciation
(depreciation) on investments 5,052,512 5,850,428 6,784,334 2,721,489
Net increase in net assets from operations
8,866,710 9,626,560 9,213,785 3,333,961
Distributions to Shareholders:
Institutional Class (86,169) (151,608) (31,608) (70,722)
Institutional Plus Class (3,807,905) (6,123,097) (2,672,931) (5,329,088)
Change in net assets from distributions to
shareholders
(3,894,074) (6,274,705) (2,704,539) (5,399,810)
Capital Transactions:
Proceeds from shares issued
Institutional Class 27,959 42,033 8,927 85,384
Institutional Plus Class 13,138,944 43,046,171 9,997,978 40,630,338
Proceeds from dividends reinvested
Institutional Class 69,132 114,437 31,080 70,682
Institutional Plus Class 1,569,432 2,067,046 973,123 1,477,689
Cost of shares redeemed
Institutional Class
(577,327) (831,632) (346,896) (480,638)
Institutional Plus Class
(14,053,126) (82,149,451) (12,501,952) (75,956,643)
Change in net assets from capital transactions
175,014 (37,711,396) (1,837,740) (34,173,188)
Change in net assets
5,147,650 (34,359,541) 4,671,506 (36,239,037)
Net Assets:
Beginning of Period
217,547,703 251,907,244 170,332,615 206,571,652
End of Period
$ 222,695,353 $ 217,547,703 $ 175,004,121 $ 170,332,615
Share Transactions Institutional Class:
Shares issued 3,127 4,779 988 9,620
Shares reinvested 7,700 13,003 3,409 7,865
Shares redeemed
(64,107) (95,198) (38,249) (53,511)
Change in shares
(53,280) (77,416) (33,852) (36,026)
Share Transactions Institutional Plus Class:
Shares issued 1,458,473 4,875,990 1,096,156 4,520,352
Shares reinvested 174,184 233,954 106,542 164,200
Shares redeemed
(1,563,085) (9,329,215) (1,370,460) (8,414,254)
Change in shares
69,572 (4,219,271) (167,762) (3,729,702)

Semi-Annual Financials and Other Information 2024
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE FUND BALANCED FUND SMALL/MID CAP FUND SMALL COMPANY FUND
For the Six
Months
Ended
September 30,
2024
For the Year
Ended
March 31, 2024
For the Six
Months
Ended
September 30,
2024
For the Year
Ended
March 31, 2024
For the Six
Months
Ended
September 30,
2024
For the Year
Ended
March 31, 2024
For the Six
Months
Ended
September 30,
2024
For the Year
Ended
March 31, 2024
$ 614,452 $ 1,138,863 $ 594,373 $ 1,100,652 $ 28,350 $ 31,879 $ 2,251,079 $ 3,057,471
(82,487) (379,728) 2,072,525 3,012,721 216,576 (285,638) 8,198,772 41,649,370
748,325 (165,759) 3,348,861 8,986,669 495,022 2,585,030 47,455,749 63,814,346
1,280,290 593,376 6,015,759 13,100,042 739,948 2,331,271 57,905,600 108,521,187
– – (190,234) (1,777,891) – – – (1,383,666)
(605,737) (1,139,235) (404,164) (2,813,362) – (35,171) – (21,066,694)
(605,737) (1,139,235) (594,398) (4,591,253) – (35,171) – (22,450,360)
– – 349,941 3,116,777 3,288 19,800 2,168,396 8,394,511
4,854,138 12,358,621 2,814,017 5,816,007 839,213 1,114,892 76,192,518 173,827,761
– – 173,631 1,634,028 – – – 1,233,870
241,745 350,879 353,882 2,430,852 – 17,020 13 10,061,250
– – (5,686,366) (5,913,923) (47,143) (8,380) (11,906,151) (13,890,885)
(6,973,376) (14,068,084) (1,886,137) (4,522,171) (894,779) (3,998,525) (85,071,317) (195,641,468)
(1,877,493) (1,358,584) (3,881,032) 2,561,570 (99,421) (2,855,193) (18,616,541) (16,014,961)
(1,202,940) (1,904,443) 1,540,329 11,070,359 640,527 (559,093) 39,289,059 70,055,866
55,213,380 57,117,823 83,224,354 72,153,995 13,852,340 14,411,433 755,980,232 685,924,366
$ 54,010,440 $ 55,213,380 $ 84,764,683 $ 83,224,354 $ 14,492,867 $ 13,852,340 $ 795,269,291 $ 755,980,232
– – 17,752 171,742 201 1,398 69,170 298,306
– – 8,499 89,274 – – – 42,241
– – (280,788) (320,845) (2,921) (589) (387,689) (503,609)
– – (254,537) (59,829) (2,720) 809 (318,519) (163,062)
533,798 1,360,833 144,909 320,734 50,155 77,465 2,442,236 6,178,672
26,622 38,876 17,601 134,916 – 1,105 – 342,219
(764,760) (1,569,427) (98,051) (250,293) (55,503) (289,285) (2,734,838) (6,972,793)
(204,340) (169,718) 64,459 205,357 (5,348) (210,715) (292,602) (451,902)

Financial Highlights (Unaudited)
For a Share Outstanding
Semi-Annual Financials and Other Information 2024

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/24 $ 8.91 $ 0.17 $ 0.18 $ 0.35 $ (0.15) $ — $ 9.11 3.97% $ 4,882 0.65% 3.77% 1.42% 21%
03/31/24 8.77 0.29 0.09 0.38 (0.24) (0.00)
(e)
8.91 4.45 5,247 0.64
(e)
3.26
(e)
1.33
(e)
48
03/31/23 9.00 0.18 (0.20) (0.02) (0.19) (0.02) 8.77 (0.13) 5,843 0.65
(e)
2.00
(e)
1.28
(e)
35
03/31/22 9.42 0.10 (0.36) (0.26) (0.15) (0.01) 9.00 (2.80) 7,873 0.65 1.07 1.09 40
03/31/21 9.30 0.14 0.18 0.32 (0.18) (0.02) 9.42 3.44 10,518 0.68 1.43 1.21 50
03/31/20 9.27 0.20 0.04 0.24 (0.20) (0.01) 9.30 2.60 10,650 0.71 2.09 1.21 50
Institutional Plus Class
09/30/24 8.94 0.18 0.18 0.36 (0.16) — 9.14 4.07 217,813 0.45 3.98 0.73 21
03/31/24 8.80 0.30 0.10 0.40 (0.26) (0.00)
(e)
8.94 4.64 212,301 0.46
(e)
3.45
(e)
0.73
(e)
48
03/31/23 9.03 0.19 (0.19) 0.00 (0.21) (0.02) 8.80 0.05 246,064 0.48
(e)
2.17
(e)
0.74
(e)
35
03/31/22 9.45 0.12 (0.36) (0.24) (0.17) (0.01) 9.03 (2.64) 213,443 0.49 1.23 0.72 40
03/31/21 9.33 0.15 0.19 0.34 (0.20) (0.02) 9.45 3.63 226,818 0.49 1.61 0.73 50
03/31/20 9.29 0.21 0.06 0.27 (0.22) (0.01) 9.33 0.00 189,728 0.52 2.27 0.72 50
INCOME FUND
Institutional Class
09/30/24 9.08 0.16 0.33 0.49 (0.14) — 9.43 5.45 1,978 0.61 3.41 2.02 8
03/31/24 9.17 0.29 (0.10) 0.19 (0.27) (0.01) 9.08 2.10 2,211 0.64
(e)
3.20
(e)
1.95
(e)
33
03/31/23 9.91 0.25 (0.73) (0.48) (0.25) (0.01) 9.17 — 2,564 0.63
(e)
2.67
(e)
1.79
(e)
27
03/31/22 10.56 0.18 (0.58) (0.40) (0.24) (0.01) 9.91 (3.92) 3,025 0.66 1.75 1.56 28
03/31/21 10.67 0.19 (0.04) 0.15 (0.25) (0.01) 10.56 1.34 4,959 0.72 1.70 1.52 34
03/31/20 10.22 0.24 0.50 0.74 (0.28) (0.01) 10.67 7.27 5,884 0.75 2.29 1.52 30
Institutional Plus Class
09/30/24 9.08 0.16 0.33 0.49 (0.14) — 9.43 5.51 173,027 0.49 3.53 0.84 8
03/31/24 9.17 0.30 (0.10) 0.20 (0.28) (0.01) 9.08 2.25 168,121 0.49 3.35 0.84 33
03/31/23 9.91 0.26 (0.73) (0.47) (0.26) (0.01) 9.17 — 204,008 0.51 2.79 0.85 27
03/31/22 10.56 0.20 (0.59) (0.39) (0.25) (0.01) 9.91 (3.80) 173,910 0.53 1.88 0.83 28
03/31/21 10.67 0.20 (0.03) 0.17 (0.27) (0.01) 10.56 1.52 198,448 0.55 1.88 0.82 34
03/31/20 10.22 0.26 0.50 0.76 (0.30) (0.01) 10.67 7.47 210,986 0.56 2.48 0.82 30
NEBRASKA TAX-FREE FUND
Institutional Plus Class
09/30/24 9.14 0.10 0.11 0.21 (0.10) — 9.25 2.34 54,010 0.45 2.25 0.75 9
03/31/24 9.20 0.19 (0.06) 0.13 (0.19) — 9.14 1.44 55,213 0.45 2.08 0.75 17
03/31/23 9.29 0.17 (0.09) 0.08 (0.17) — 9.20 0.91 57,118 0.44 1.87 0.74 19
03/31/22 9.86 0.15 (0.56) (0.41) (0.15) (0.01) 9.29 (4.17) 63,631 0.45 1.57 0.68 11
03/31/21 9.73 0.16 0.14 0.30 (0.16) (0.01) 9.86 3.08 72,255 0.45 1.63 0.67 15
03/31/20 9.59 0.20 0.15 0.35 (0.21) — 9.73 3.71 75,669 0.45 2.10 0.65 39
BALANCED FUND
Institutional Class
09/30/24 19.51 0.13 1.30 1.43 (0.13) — 20.81 7.33 29,192 0.94 1.31 1.30 10
03/31/24 17.48 0.24 2.86 3.10 (0.23) (0.84) 19.51 18.18 32,335 0.95 1.32 1.31 19
03/31/23 19.37 0.18 (1.13) (0.95) (0.16) (0.78) 17.48 (4.63) 30,017 0.96 1.00 1.31 22
03/31/22 19.66 0.10 1.28 1.38 (0.10) (1.57) 19.37 6.65 34,743 1.00 0.48 1.28 23
03/31/21 15.83 0.13 4.80 4.93 (0.13) (0.97) 19.66 31.47 36,650 1.02 0.71 1.30 21
03/31/20 16.85 0.18 (0.35) (0.17) (0.17) (0.68) 15.83 (1.52) 32,819 1.04 1.00 1.28 19

Financial Highlights (Unaudited)
For a Share Outstanding
Semi-Annual Financials and Other Information 2024

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net
Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gains on
Investments
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income
(Loss) to
Average
Net
Assets
(c)
Expense
to Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
Institutional Plus Class
09/30/24 $ 19.18 $ 0.15 $ 1.27 $ 1.42 $ (0.15) $ — $ 20.45 7.42% $ 55,573 0.76% 1.48% 1.06% 10%
03/31/24 17.21 0.27 2.82 3.09 (0.28) (0.84) 19.18 18.41 50,890 0.77 1.49 1.07 19
03/31/23 19.10 0.20 (1.10) (0.90) (0.21) (0.78) 17.21 (4.46) 42,137 0.79 1.17 1.08 22
03/31/22 19.43 0.14 1.25 1.39 (0.15) (1.57) 19.10 6.79 45,049 0.81 0.67 1.03 23
03/31/21 15.66 0.16 4.76 4.92 (0.18) (0.97) 19.43 31.76 42,063 0.84 0.89 1.05 21
03/31/20 16.69 0.21 (0.35) (0.14) (0.21) (0.68) 15.66 (1.34) 31,450 0.85 1.19 1.03 19
SMALL/MID CAP FUND
Institutional Class
09/30/24 16.49 0.03 0.90 0.93 — — 17.42 5.64 478 0.93 0.38 5.42 9
03/31/24 13.69 0.03 2.77 2.80 — — 16.49 20.45 498 0.93 0.22 5.71 23
03/31/23 14.89 0.04 (1.00) (0.96) — (0.24) 13.69 (6.45) 402 0.92 0.28 5.92 24
03/31/22 13.83 0.01 1.60 1.61 — (0.55) 14.89 11.58 296 0.95 0.04 33.98 22
03/31/21 8.01 0.00 5.82 5.82 — — 13.83 72.66 36 1.19 (0.01) 77.98 28
03/31/20
(g)
10.00 0.03 (2.00) (1.97) (0.02) — 8.01 (19.78) 19 1.17 0.41 70.42 13
Institutional Plus Class
09/30/24 16.50 0.03 0.90 0.93 — — 17.43 5.64 14,015 0.90 0.42 1.57 9
03/31/24 13.73 0.04 2.77 2.81 (0.04) — 16.50 20.51 13,355 0.90 0.26 1.62 23
03/31/23 14.95 0.04 (1.01) (0.97) (0.01) (0.24) 13.73 (6.49) 14,009 0.91 0.30 1.76 24
03/31/22 13.86 0.01 1.63 1.64 — (0.55) 14.95 11.77 7,494 0.95 0.04 2.12 22
03/31/21 8.02 0.03 5.84 5.87 (0.03) — 13.86 73.22 3,726 0.95 0.24 3.02 28
03/31/20
(g)
10.00 0.04 (2.00) (1.96) (0.02) — 8.02 (19.63) 1,535 0.93 0.61 6.52 13
SMALL COMPANY FUND
Institutional Class
09/30/24 30.70 0.06 2.33 2.39 — — 33.09 7.78 47,396 1.17 0.39 1.35 13
03/31/24 27.16 0.07 4.31 4.38 (0.06) (0.78) 30.70 16.26 53,758 1.17 0.24 1.34 27
03/31/23 31.88 0.09 (1.27) (1.18) (0.00)
( f )
(3.54) 27.16 (3.25) 51,987 1.17 0.32 1.35 37
03/31/22 33.85 0.04 3.14 3.18 — (5.15) 31.88 9.16 57,610 1.18 0.11 1.33 41
03/31/21 20.27 0.07 13.52 13.59 (0.01) — 33.85 67.03 69,896 1.17 0.28 1.34 64
03/31/20 27.27 0.08 (6.70) (6.62) — (0.38) 20.27 (24.71) 55,890 1.21 0.28 1.34 33
Institutional Plus Class
09/30/24 30.92 0.10 2.34 2.44 — — 33.36 7.89 747,873 0.95 0.61 1.05 13
03/31/24 27.37 0.13 4.34 4.47 (0.14) (0.78) 30.92 16.50 702,223 0.95 0.46 1.06 27
03/31/23 32.12 0.16 (1.28) (1.12) (0.09) (3.54) 27.37 (3.02) 633,937 0.96 0.54 1.06 37
03/31/22 34.03 0.12 3.16 3.28 (0.04) (5.15) 32.12 9.41 686,847 0.96 0.33 1.05 41
03/31/21 20.40 0.13 13.60 13.73 (0.10) — 34.03 67.37 721,075 0.96 0.49 1.05 64
03/31/20 27.45 0.14 (6.74) (6.60) (0.07) (0.38) 20.40 (24.55) 522,989 0.98 0.50 1.05 33
(a) Per share data calculated using average share method.
(b) Not annualized for a period less than one year.
(c) Annualized for a period less than one year.
(d) Ratios excluding contractual and voluntary waivers.
(e) The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests
.
(f) Amount represents less than $0.005.
(g) Commencement of operations of Tributary Small/Mid Cap Fund – Institutional and Institutional Plus Class shares was August 2, 2019 and August 1,
2019, respectively
.

Notes to Financial Statements
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The
Company consists of six series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Small/Mid Cap Fund
and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). The Short-Intermediate Bond Fund, Income Fund, Balanced
Fund, Nebraska Tax-Free Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type

Notes to Financial Statements
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Financial Statements
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2024, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 66,692,293 $ – $ 66,692,293
Non-Agency Commercial Mortgage Backed Securities – 23,613,850 – 23,613,850
Non-Agency Residential Mortgage Backed Securities – 10,442,814 – 10,442,814
Corporate Bonds – 65,370,197 – 65,370,197
Government & Agency Obligations – 54,900,965 – 54,900,965
Preferred Stocks 339,476 – – 339,476
Short-Term Investments 750,290 – – 750,290
Total $ 1,089,766 $ 221,020,119 $ – $ 222,109,885
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 13,128,859 $ – $ 13,128,859
Non-Agency Commercial Mortgage Backed Securities – 6,425,820 – 6,425,820
Non-Agency Residential Mortgage Backed Securities – 13,247,386 – 13,247,386
Corporate Bonds – 46,327,470 – 46,327,470
Government & Agency Obligations – 94,759,167 – 94,759,167
Short-Term Investments 1,073,173 – – 1,073,173
Total $ 1,073,173 $ 173,888,702 $ – $ 174,961,875
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 53,112,234 $ – $ 53,112,234
Short-Term Investments 767,225 – – 767,225
Total $ 767,225 $ 53,112,234 $ – $ 53,879,459
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 52,751,330 $ – $ – $ 52,751,330
Asset Backed Securities – 5,369,024 – 5,369,024
Non-Agency Commercial Mortgage Backed Securities – 2,337,753 – 2,337,753
Non-Agency Residential Mortgage Backed Securities – 831,449 – 831,449
Corporate Bonds – 9,383,503 – 9,383,503
Government & Agency Obligations – 11,760,775 – 11,760,775
Short-Term Investments 2,211,300 – – 2,211,300
Total $ 54,962,630 $ 29,682,504 $ – $ 84,645,134

Notes to Financial Statements
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The
Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium, which may be to the earliest call date on certain callable debt securities or the accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 14,382,361 $ – $ – $ 14,382,361
Short-Term Investments 125,854 – – 125,854
Total $ 14,508,215 $ – $ – $ 14,508,215
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 751,984,810 $ – $ – $ 751,984,810
Exchange Traded Fund 15,749,457 – – 15,749,457
Short-Term Investments 25,623,536 – – 25,623,536
Total $ 793,357,803 $ – $ – $ 793,357,803

Notes to Financial Statements
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Small/Mid Cap Fund and Small
Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a wholly-owned subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the
Income Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for the Balanced Fund, and 0.85% for each of the Small/Mid Cap Fund and Small
Company Fund. First National Advisers, LLC (“FNA” or “Sub-Adviser”), a wholly-owned subsidiary of FNBO, serves as the investment sub-
adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund and Balanced Fund. Sub-advisory fees paid to FNA are paid by Tributary. For the services provided and expenses assumed under the FNA Sub-Advisory Agreement, Tributary pays FNA a fee equal to
0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20%
of the average daily net assets of the Nebraska Tax-Free Fund, and 0.375% of the average daily net assets of the Balanced Fund.
Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees
(Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each
Fund’s average daily net assets as follows. Each Fund has agreed to reimburse the Adviser in an amount equal to the full amount of fees that, but for waivers and/or reimbursements, would have been payable by the Fund to the Adviser, or were reimbursed by the Adviser in excess of its investment advisory fee. Such reimbursement by a Fund would be made monthly, but only so long as the net annual operating expenses of the Fund, after taking into account any reimbursement are equal to or less than the Fund’s then-current expense limitation and the expense limitation in effect at the time of the waiver or reimbursement. These fee waivers will continue through August 1, 2025, unless the Board approves a change in or elimination of the waiver.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the six months ended September 30, 2024, fees waived were as follows:
Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At September 30, 2024, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,801,203; Income
Expense Caps
Short-Intermediate Bond Fund 0.45%
Income Fund 0.49
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.77
Small/Mid Cap Fund 0.90
Small Company Fund 0.96
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 319,676 $ 656 $ 320,332
Income Fund 307,710 512 308,222
Nebraska Tax-Free Fund 81,771 163 81,934
Balanced Fund 134,774 251 135,025
Small/Mid Cap Fund 54,028 40 54,068
Small Company Fund 375,649 2,253 377,902

Notes to Financial Statements
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

Fund – $1,863,902; Nebraska Tax-Free Fund – $494,585; Balanced Fund – $719,906; Small/Mid Cap Fund – $304,972; Small Company
Fund – $2,230,413.
U.S. Bank, N.A. serves as the custodian for each of the Funds. SS&C GIDS, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings, LLC (d/b/a Apex Fund Services) (“Co-Administrators”) serve as Co-Administrators of the Funds. Certain directors and officers of the
Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Funds. As compensation for its administrative services, each Co-Administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted a Distribution and Service Plan (“Plan”) under Rule 12b-1 of the 1940 Act pursuant to which each Fund is authorized to make payments to banks, the Distributor, broker-dealers, and other institutions for providing distribution or shareholder service assistance.
The Plan authorizes each Fund to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Company has no class of shares outstanding to which the Plan is applicable.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the year ended September 30, 2024, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $19; Income Fund – $0; Balanced Fund – $0;
Small/Mid Cap Fund – $0 and Small Company Fund – $0. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the year ended September 30, 2024, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended September 30, 2024, were as follows:
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at a “readily available market quotation:, which is defined as a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date
(provided that a quotation will not be readily available if it is not reliable).
Purchases Sales
Short-Intermediate Bond Fund $ 32,806,331 $ 27,384,356
Income Fund 5,374,762 9,052,819
Nebraska Tax-Free Fund 4,916,859 4,916,255
Balanced Fund 6,780,862 9,014,538
Small/Mid Cap Fund 1,277,788 1,399,957
Small Company Fund 93,280,536 113,806,372
Purchases Sales
Short-Intermediate Bond Fund $ 12,921,717 $ 18,325,672
Income Fund 8,931,069 5,471,944
Nebraska Tax-Free Fund – 3,722
Balanced Fund 1,288,861 2,718,287

Notes to Financial Statements
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

For the six months ended September 30, 2024, the Funds did not engage in securities transactions with affiliates.
5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. The permanent differences in the current year are due to the utilization of equalization. These reclassifications have no impact on net assets.
As of September 30, 2024, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2024, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund – –
Balanced Fund (123,004) 123,004
Small/Mid Cap Fund – –
Small Company Fund (2,200,000) 2,200,000
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Intermediate Bond Fund $ 221,470,569 $ 3,084,596 $ (2,445,280) $ 639,316
Income Fund 181,881,041 2,263,622 (9,182,788) (6,919,166)
Nebraska Tax-Free Fund 54,987,904 261,267 (1,369,712) (1,108,445)
Balanced Fund 55,938,661 29,769,887 (1,063,414) 28,706,473
Small/Mid Cap Fund 10,510,136 4,228,90 8 (230,829) 3,998,0 79
Small Company Fund 535,703,194 270,842,104 (13,187,495) 257,654,609
Undistributed
Net Investment
Income*
Undistributed
Tax Exempt
Income
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain (Loss)**
Capital Loss
Carry Forward
Total
Short-Intermediate Bond Fund $ 531,221 $ – $ – $ (366,640) $ (3,626,526) $ (9,009,671) $ (12,471,616)
Income Fund 819,212 – – (296,479) (14,882,661) (8,113,925) (22,473,853)
Nebraska Tax-Free Fund 3,105 51,000 – (62,451) (1,873,991) (833,556) (2,715,893)
Balanced Fund 21,609 – 1,056,736 – 25,234,293 – 26,312,638
Small/Mid Cap Fund 4,851 – – – 3,350,924 (412,628) 2,943,147
Small Company Fund 870,387 – 38,448,023 – 204,467,675 – 243,786,085
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, bond income accruals, return of capital paid by REIT securities and equity return of capital securities.

Notes to Financial Statements
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

*
Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**
The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2023 and March 31, 2024.
***
Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
The tax character of dividends and distributions paid during the Funds’ fiscal years ended March 31, 2024 and March 31, 2023, were as follows:
At March 31, 2024, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
The Funds comply with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the
Funds’ financial statements for the year ended March 31, 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations, as incurred. During the year, the Funds did not incur any interest or penalties.
7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded that there were no other events that require adjustments to the financial statements or disclosure in the notes.
Net Ordinary Income* Tax Exempt Income Net Long Term Capital Gains** Total Distributions Paid***
2024 2023 2024 2023 2024 2023 2024 2023
Short-Intermediate Bond
Fund $ 6,232,146 $ 5,755,855 $ – $ – $ – $ – $ 6,232,146 $ 5,755,855
Income Fund 5,426,497 5,367,082 – – – – 5,426,497 5,367,082
Nebraska Tax-Free Fund 67,506 59,851 1,105,312 992,361 – – 1,172,818 1,052,212
Balanced Fund 1,101,784 772,020 – – 3,489,469 3,150,924 4,591,253 3,922,944
Small/Mid Cap Fund 35,171 44,422 – – – 191,684 35,171 236,106
Small Company Fund 5,541,785 4,421,040 – – 16,908,575 76,999,480 22,450,360 81,420,520
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 1,021,067 $ 7,988,604 $ 9,009,671
Income Fund 1,653,630 6,460,295 8,113,925
Nebraska Tax-Free Fund 155,470 678,086 833,556
Small/Mid Cap Fund 124,409 288,219 412,628

Additional Fund Information
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
On June 4, 2024, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreement for the Company of “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any part to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May
3, 2010, as amended, (“Investment Advisory Agreement”), between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Fund, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011, as amended, (“Investment Sub-Advisory Agreement”), between
Tributary and First National Advisers (“FNA”) with respect to the Tributary Balanced Fund, Tributary Income Fund, Tributary Short-Intermediate Bond Fund
and the Tributary Nebraska Tax-Free Fund (collectively, the “FNA Funds”).
Tributary Capital Management, LLC
In deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision, respecting the Investment
Advisory Agreement with Tributary. However, the following at the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the Investment Advisory Agreement.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the Funds by Tributary under the Investment Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Investment Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent, and quality of Tributary’s advisory services. The Board also considered the adequacy of Tributary’s resources and noted Tributary’s representation that the firm is financially stable, has the operational capacity and the necessary staffing and experience to continue providing quality investment advisory services to the Fund. The Board also evaluated Tributary’s organizational structure and resources, noting that Tributary was a wholly owned subsidiary of First National Bank of Omaha. The Board requested and evaluated Tributary’s current Form ADV. Based on Tributary’s income statement and statement of financial condition for the twelve-months ended December 31, 2023, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds. The Board also noted the historic financial stability of FNBO and its parent company as it relates to the operation of Tributary. After reviewing the foregoing information and further information in Tributary’s responses, including Tributary’s overall business and clients, descriptions of Tributary’s trading and brokerage practices, Tributary’s coordination of certain intermediary agreements and certain revenue sharing arrangements, and its cyber security and disaster recovery plans, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by Tributary were satisfactory and adequate for the Funds.
Investment Performance
The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under
Tributary’s Investment Advisory Agreement. It was noted that the portfolio management team at Tributary currently managing the Funds would continue to manage the Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds, and also considered the performance of the Small Company Fund and Small/Mid-Cap Fund as compared to their respective broad-
based securities market indices.
The Board observed that the Small Company Fund underperformed each of its Lipper peer group average and its Morningstar peer group average for the one-
and five-year periods ended March 31, 2024, and outperformed each its Lipper peer group average and its Morningstar peer group average for the three- and ten-year periods ended March 31, 2024. The Board also observed that the Small Company Fund underperformed the Russell 2000® Index and Russell 2000®
Value Index over the one-year period ended March 31, 2024 and outperformed the Russell 2000® Index and Russell 2000® Value Index over the three-, five-, and ten-year periods ended March 31, 2024. The Board considered Tributary’s explanation regarding the Small Company Fund’s relative performance, including the factors contributing to and detracting from performance relative to the peers and indices. The Board also considered the Small Company Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies.
The Board noted that the Small/Mid-Cap Fund commenced operations on August 1, 2019 and, as such, long term performance is unavailable. The Board observed that for the one-year period ended March 31, 2024, the Small/Mid-Cap Fund outperformed its Lipper group average and Morningstar peer group

Additional Fund Information
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

average. The Board also observed that the Small/Mid-Cap Fund outperformed each of its Morningstar peer group average and Lipper peer group average for the three-year period ended March 31, 2024. The Board also observed that the Small/Mid-Cap Fund underperformed both the Russell 2500® Index and Russell
2500® Value Index for the one-year period ended March 31, 2024 and outperformed both the Russell 2500® Index and Russell 2500® Value Index for the
three-year period ended March 31, 2024. The Board considered Tributary’s explanation regarding the Small/Mid-Cap Fund’s relative performance, including the factors contributing to and detracting from performance relative to the peers and indices. The Board also considered the Small/Mid-Cap Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies.
The Board noted that the performance data for the Balanced Fund, Income Fund, Short-Intermediate Bond Fund and Nebraska Tax-Free Fund, which Tributary advises, will be next discussed during the review of FNA, the sub-adviser to those Funds.
After reviewing and further discussing the performance of the Funds, Tributary’s portfolio managers’ experience managing the Funds, and Tributary’s historical investment performance, and other relevant factors, the Board concluded that the shareholders of the Funds could benefit from Tributary’s continued
management of the Funds and that the performance of the Funds was reasonable in light of all the facts and circumstances.
Cost of Services Provided and Profitability.
The Board reviewed Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary and FNA. The Board noted that the Funds’ advisory fees and expense ratios were within the range of advisory fees and expense ratios of funds in their respective Lipper peer groups.
The Board noted that the advisory fees charged by Tributary to each of the Funds would remain the same and that after a series of reductions to the expense caps for certain of the funds, expense caps for the funds would also remain the same.
With respect to the Small Company Fund, the Board observed that the total expense ratio was in line with the median of its Lipper peer group and noted that the Fund’s slightly higher net advisory fee was offset by the Fund’s lower than average non-management expenses. The Board noted that the Small Company
Fund’s expense cap was most recently lowered on August 1, 2020 and considered the Adviser’s representation that overall expenses for the Small Company
Fund’s shareholders were believed to be competitive. The Board also considered advisory fees paid to Tributary for management of certain accounts with investment policies similar to that of the Small Company Fund, which advisory fees were lower than the advisory fees paid by the Fund. However, the Board noted certain distinguishing factors in the compensation arrangements, including that Tributary subsidizes certain intermediary expenses on behalf of the
Fund, which payments are not made with respect to such other accounts.
With respect to the Small/Mid-Cap Fund, the Board observed that the net advisory fee and total expense ratio were both lower than the median of its Lipper peer group. The Board noted the Adviser’s representation that there were limitations inherent in a direct comparison of the Small/Mid-Cap Fund to its Lipper and Morningstar peer groups due, at least in part, to the relatively small size of the Small/Mid-Cap Fund and differences in the capitalization of the constituents of the Small/Mid-Cap Fund’s portfolio as compared to the peers in the Morningstar Small Cap Core Funds peer group and Lipper peers. The Board also reviewed the Expense Waiver Agreement currently in place and noted that the Small/Mid Cap Fund’s expense cap was recently lowered on August 1, 2022 and considered the Adviser’s representation that overall expenses for the Small/Mid Cap Fund’s shareholders remained competitive. The Board noted the Adviser’s representation that after several years of the Adviser subsidizing the Small/Mid-Cap’s operations, the Small/Mid-Cap Fund is operating near break-even.
With respect to the Balanced Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each lower than its Lipper peer group averages and noted that the expense cap was most recently reduced on August 1, 2023.
With respect to the Income Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each lower than its Lipper peer group averages and noted that the expense cap was most recently reduced on August 1, 2023.
With respect to the Short-Intermediate Bond Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each lower than its Lipper peer group averages and noted that the expense cap was most recently reduced on August 1, 2023.
With respect to the Nebraska Tax-Free Fund, the Board observed that each of the advisory fee and total expense ratio with respect to its Institutional Plus Class was lower than its Lipper peer group averages.
The Board considered Tributary’s profitability with respect to advisory services provided to the Funds. Based on the foregoing, among other relevant considerations, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by
Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.
Economies of Scale.
The Board considered whether the Funds could benefit from any economies of scale. In this regard, the Board considered the Funds’ fee structures, asset sizes, net expense ratios, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. Noting the relatively stable asset levels in the Funds, the Board did not consider breakpoints in advisory fees as appropriate at this time, noting that economies of scale could be achieved

Additional Fund Information
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

through breakpoints at higher Fund asset levels. The Board discussed with Tributary appropriate assets levels at which any breakpoints in advisory fees may be considered. Currently, fee waivers are in place with both Tributary and FNA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including accessibility of the Funds’ investment strategy through other accounts managed by Tributary, as well as certain soft-dollar and research benefits. Tributary also serves as co-administrator to the Funds under a Co-Administration Agreement, pursuant to which Tributary receives a monthly fee from the Funds.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of the Investment Advisory Agreement are fair and reasonable; and (b) that fees under the Investment Advisory Agreement are reasonable in light of the services that Tributary will provide to the Funds.
First National Advisers, LLC
In deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision, respecting the Investment
Sub-Advisory Agreement with FNA. However, the following at the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the Investment Sub-Advisory Agreement.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services provided to the FNA Funds under FNA’s Investment
Sub-Advisory Agreement. The Board reviewed biographical information for each portfolio manager employed by FNA who provided services under the
Investment Sub-Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the
Funds’ portfolio managers. The Board carefully evaluated the nature, extent and quality of FNA’s advisory services, including its services as sub-adviser to
Tributary on behalf of the FNA Funds. The Board also evaluated FNA’s organizational structure and resources, which the Board noted were consistent with those of Tributary. The Board requested and evaluated FNA’s current Form ADV. The Board concluded, based on the materials reviewed, that FNA would be sufficiently capitalized to satisfy its obligations to the FNA Funds. The Board also noted the historical financial stability of FNBO, FNA’s parent company, as it relates to the operations of FNA. After reviewing the foregoing information and further information in FNA’s responses, including descriptions of FNA’s overall business and clients, its trading and brokerage practices, and its cyber security and disaster recovery plans, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by FNA were satisfactory and adequate for the FNA Funds.
Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the FNA Funds are expected to continue unchanged under FNA’s
Investment Sub-Advisory Agreement. It was noted that the portfolio management teams at FNA currently managing the FNA Funds would continue to manage the FNA Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by FNA for the FNA Funds. The Board noted that each of the FNA Funds’ performance for the Institutional Plus Class outperformed some comparable funds and underperformed others within the Lipper peer group. The Board also considered the performance of the Short-Intermediate Bond Fund and Income Fund as compared to certain accounts managed by FNA with comparable investment strategies.
With respect to the Balanced Fund, the Board observed that for the one-year period ended March 31, 2024, the Balanced Fund underperformed its Lipper group average, but outperformed its Morningstar peer group average. The Board also observed that the Fund outperformed each of its Lipper peer group average and Morningstar peer group average for the three-, five-, and ten-year periods ended March 31, 2024. The Board further observed that the Balanced
Fund’s Institutional Plus Shares outperformed its composite index, 60% of which is comprised of the Russell 3000 Index and 40% of which is comprised of the Barclays U.S. Intermediate Government/Credit Index, for the one-, three-, and five-year periods ended March 31, 2024, and that the Balanced Fund’s
Institutional Plus Shares underperformed for the ten-year period ended March 31, 2024.
With respect to the Income Fund, the Board observed that the Fund outperformed its Lipper peer group average for the three-year period ended March 31,
2024, and underperformed its Lipper peer group average during the one-, five-, and ten-year periods ended March 31, 2024. The Board also observed that the
Income Fund outperformed its Morningstar peer group average during the one-, three-, five-, and ten-year periods ended March 31, 2024. The Board further observed that the Income Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the one-, three-, five-, and ten-year periods ended
March 31, 2024.
With respect to the Short-Intermediate Bond Fund, the Board observed that the Fund’s Institutional Plus Shares underperformed each of its Lipper peer group average and Morningstar peer group average during the one-year period ended March 31, 2024, performed in line with each of its Lipper peer group average and
Morningstar peer group average for the five-year period ended March 31, 2024 and outperformed each of its Lipper peer group average and Morningstar peer

Additional Fund Information
September 30, 2024
(Unaudited)
Semi-Annual Financials and Other Information 2024

group average during the three- and ten-year periods ended March 31, 2024. The Board further observed that the Short-Intermediate Bond Fund outperformed the Barclays U.S. Government/Credit 1-3 Year Index during the one-, three-, five-, and ten-year periods ended March 31, 2024.
With respect to the Nebraska Tax-Free Fund, the Board observed that the Fund underperformed its Morningstar peer group average for the one-year period ended March 31, 2024, and outperformed its Morningstar peer group average during the three-, five-, and ten-year periods ended March 31, 2024. The Board also observed that the Nebraska Tax-Free Fund underperformed its Lipper peer group average during the one-, three-, five-, and ten-year periods ended March
31, 2024. The Board further observed that the Nebraska Tax-Free Fund underperformed the Bloomberg Barclays 1-15 Year Municipal Index for the one-,
three-, and five-year periods ended March 31, 2024.
After reviewing and further discussing the performance of the FNA Funds, FNA’s portfolio managers’ experience managing the FNA Funds, FNA’s historical investment performance, and other relevant factors, the Board concluded that the shareholders of the FNA Funds could benefit from FNA’s continued
management of the FNA Funds and that the performance of the FNA Funds was reasonable in light of all the facts and circumstances.
Cost of Services Provided and Profitability.
The Board reviewed the rate of FNA’s sub-advisory fees in relation to the nature, extent, and quality of services to be provided by FNA. The Board noted the
FNA Fund’s advisory fees and expense ratios were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board noted that the fees charged by FNA would remain the same and that Tributary – not the FNA Funds – would pay the sub-advisory fees to FNA.
The Board considered that the Expense Waiver Agreement allows for overall expenses for Fund shareholders to remain competitive. The Board also considered
FNA’s profitability with respect to subadvisory services provided to the Funds and noted FNA’s representation that FNA was unprofitable for the calendar year
2023 as well as year-to-date due, at least in part, increased costs associated with an internal reorganization. The Board then discussed FNA’s financial outlook with Mr. Spieler as well as the progress being made with respect to the internal reorganization.
Based on the foregoing, the Board concluded that the fees to be paid to Tributary and FNA, the costs of the services to be provided, and the profits that may be realized by Tributary and FNA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and FNA and that they reflected charges within a range of what could have been negotiated at arm’s length.
Economies of Scale.
The Board did not consider breakpoints in sub-advisory fees as appropriate at this time, noting that the sub-advisory fees were paid directly by Tributary and not the FNA Funds such that any breakpoints in the sub-advisory fee would inure to the benefit of Tributary. The Board further noted that currently, fee waivers are in place with both Tributary and FNA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to FNA because of its relationship with the FNA Funds, including soft dollar and research benefits.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNA.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of FNA’s Investment Sub-Advisory Agreement are fair and reasonable; and (b) that FNA’s fees under the Investment Sub-Advisory
Agreement are reasonable in light of the services that FNA provided to the FNA Funds.

TF-SAR-0924
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, Nebraska 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund, Income
Fund, Nebraska Tax-Free Fund and
Balanced Fund only)
First National Advisers, LLC
14010 FNB Parkway
Omaha, Nebraska 68154
Custodian
U.S. Bank, N.A.
1155 N. Rivercenter Dr.
MK-WI-S302
Milwaukee, WI 53212
Co-Administrators
Apex Fund Services
Three Canal Plaza
Portland, Maine 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 3399
Omaha, Nebraska 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022
Legal Counsel
Husch Blackwell LLP
14606 Branch Street, Suite 200
Omaha, Nebraska 68154
Compliance Services
Foreside Fund Officer Services, LLC
Three Canal Plaza, 3rd Floor
Portland, ME 04101
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

.
(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of additional fund information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Tributary Funds, Inc.
By:	/s/ Karen Shaw
Karen Shaw Treasurer

Date:	November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Stephen C. Wade
Stephen C. Wade President

Date:	November 25, 2024

By:	/s/ Karen Shaw
Karen Shaw Treasurer

Date:	November 25, 2024